UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
--------

FORM N-CSR
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CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-3690

FIRST INVESTORS TAX EXEMPT FUNDS
(Exact name of registrant as specified in charter)

110 Wall Street
New York, NY 10005
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31, 2012

DATE OF REPORTING PERIOD: JUNE 30, 2012

Item 1. Reports to Stockholders

The semi-annual report to stockholders follows

First Investors

SEMI-ANNUAL REPORT

TAX EXEMPT FUND

TAX EXEMPT FUND II

SINGLE STATE TAX EXEMPT FUNDS

June 30, 2012

FOREWORD

This report is for the information of the shareholders of the Funds. It is the policy of each Fund described in this report to mail only one copy of a Fund’s prospectus, annual report, semi-annual report and proxy statements to all shareholders who share the same mailing address and share the same last name and have invested in a Fund covered by the same document. You are deemed to consent to this policy unless you specifically revoke this policy and request that separate copies of such documents be mailed to you. In such case, you will begin to receive your own copies within 30 days after our receipt of the revocation. You may request that separate copies of these disclosure documents be mailed to you by writing to us at: Administrative Data Management Corp., Raritan Plaza I, Edison, NJ 08837-3620 or calling us at 1-800-423-4026.

You may obtain a free prospectus for any of the Funds by contacting your representative, calling 1-800-423-4026, writing to us at the following address: First Investors Corporation, 110 Wall Street, New York, NY 10005, or by visiting our website at www.firstinvestors.com. You should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus contains this and other information about the Fund, and should be read carefully before investing.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is possible to lose money by investing in any of the Funds. Past performance is no guarantee of future results.

A Statement of Additional Information (“SAI”) for any of the Funds may also be obtained, without charge, upon request by calling 1-800-423-4026, writing to us at our address or by visiting our website listed above. The SAI contains more detailed information about the Funds, including information about its Trustees.

Bond Market Overview
FIRST INVESTORS TAX EXEMPT FUNDS

Dear Investor:

We are pleased to provide you with our report for the first six months of 2012 (“the review period”).

Economic Overview

The year began with indications of stronger economic growth. Jobs data from the U.S. Labor Department showed that the U.S. added an average of 245,000 positions to payrolls per month during the first three months of the year, the strongest gains since 2006, as the unemployment rate fell from 8.5% to 8.2%. In addition, housing market data suggested a bottoming in sales after a multi-year decline.

Growth slowed, however, in the second half of the review period to under 2%, as both the jobs report and manufacturing numbers were weaker than expected. According to the U.S. Bureau of Labor Statistics, nonfarm payroll employment began to disappoint, as the economy added only an average of 75,000 jobs per month, less than a third of the total from the first three months of 2012, while unemployment remained unchanged at 8.2% (though down from 9% a year ago). As hiring slowed, so did spending. Retail sales fell for two straight months in May and June, while consumer confidence tumbled in June to its lowest level since December 2011.

Beneath the weak May and June numbers emerged a deeper concern that the U.S. economic recovery was not as robust as first appeared. In May, for instance, the Commerce Department lowered its estimate of first quarter spending growth from 2.9% to 2.5%. This occurred against the backdrop of a general global economic slowdown, as the Eurozone debt crisis intensified, adversely affecting growth and financial markets. Feeling the pressure to do something, the Federal Reserve (“the Fed”) maintained and reaffirmed its highly accommodative monetary policy by extending “Operation Twist” (where the Fed sells short-term Treasuries and purchases longer-term notes) through the end of the year.

The Bond Market

In the first half of the review period the broad bond market gained only 0.4%, according to Bank of America Merrill Lynch, as interest rates moved higher. Most of the move up in rates occurred in March as the Fed upgraded its outlook for the economy based on better economic data. In particular, the unemployment rate fell to 8.2%, a three-year low, and consumer and business spending continued to advance. In addition, aggressive actions by the European Central Bank to bolster European banks, and the successful restructuring of Greece’s debt, temporarily stabilized the European sovereign debt crisis. In turn, this decreased the safe haven appeal of U.S. Treasuries and contributed to the rise in interest rates.

In the second half of the review period, the broad bond market returned 2.2%. Fixed income returns were driven by a substantial decrease in long-term interest rates. In general, interest rates moved lower because of “flight-to-safety” flows due to the ongoing Eurozone debt crisis, slower economic growth and the Fed’s very accommodative monetary policy. Economic data, which continued to indicate a slowing global economy, was overshadowed by events in Europe. Of note, the ten-year U.S. Treasury note yield fell to 1.45% in early June,

1

Bond Market Overview (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

its lowest level in history. The two-year U.S. Treasury note yield, which is anchored by the Fed’s commitment to keep short-term rates very low, ended the review period at 0.30%.

For the review period as a whole, despite concerns about Europe and the economy, riskier investments provided the best returns, led by the high yield market which gained 7.1%, according to Bank of America Merrill Lynch. Investment grade corporate bonds returned 4.9%. The municipal bond market had gains of 4.1% as municipal bond mutual funds added over $27 billion of net new cash. The Treasury sector returned 1.7%, although Treasury securities with maturities ten years and longer gained over 4%, reflecting the decline in long-term interest rates. Mortgage-backed bonds returned only 1.7%, as mortgage rates fell to all-time lows. Lastly, money market funds continued to yield essentially 0%, reflecting the Fed’s monetary policy.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

Director of Fixed Income
First Investors Management Company, Inc.

July 31, 2012

This Bond Market Overview is not part of the Funds’ financial report and is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus. The views expressed in the Bond Market Overview letter reflect those views of the Director of Fixed Income of First Investors Management Company, Inc. through the end of the period covered. Any such views are subject to change at any time based upon market or other conditions and we disclaim any responsibility to update such views. This Bond Market Overview may not be relied upon as investment advice or an indication of current or future trading intent on behalf of any Fund.

There are a variety of risks associated with investing in mutual funds. For all funds, there is the risk that securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations. For bond funds, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, bonds with longer maturities fluctuate more than bonds with shorter maturities in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. Municipal funds also have the risk that the funds’ returns will be impacted by events that affect the municipal securities market generally or in a particular state. You should consult your prospectus for a precise explanation of the risks associated with your fund.

2

Understanding Your Fund’s Expenses
FIRST INVESTORS TAX EXEMPT FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including a sales charge (load) on purchase payments (on Class A shares only) and a contingent deferred sales charge on redemptions (on Class B shares only); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1); and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, January 1, 2012, and held for the entire six-month period ended June 30, 2012. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expenses you paid on your account during this period, simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period”.

Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for Class A and Class B shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs, such as front-end or contingent deferred sales charges (loads). Therefore, the hypothetical expense example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

3

Fund Expenses (unaudited)
TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/12)	(6/30/12)	(1/1/12–6/30/12)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,038.12	$4.86
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.09	$4.82
Expense Example – Class B Shares
Actual	$1,000.00	$1,034.66	$8.40
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.61	$8.32

*	Expenses are equal to the annualized expense ratio of .96% for Class A shares and 1.66% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN STATES

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2012, and are based on the total value of investments.

4

Portfolio of Investments
TAX EXEMPT FUND
June 30, 2012

Principal
Amount	Security	Value
	MUNICIPAL BONDS—100.4%
	Alabama—.7%
$ 5,000M	Mobile Public Edl. Bldg. Auth. Rev. 5% 3/1/2033	$ 5,405,300
	Alaska—.6%
570M	Alaska Housing Fin. Corp. Home Mtg. Rev. 5.45% 12/1/2033	572,383
3,200M	Alaska State Housing Fin. Corp. St. Cap. Proj. 5% 12/1/2027	3,623,488
		4,195,871
	Arizona—2.7%
5,000M	Arizona Health Facs. Auth. Rev. 6% 1/1/2027	5,754,650
7,015M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2029	7,889,489
5,000M	Salt River Proj. Agric. Impt. & Pwr. Dist. Elec. Sys. Rev.
	5% 1/1/2033	5,534,750
		19,178,889
	Arkansas—.7%
5,000M	Pulaski County Children’s Hosp. Rev. 5.5% 3/1/2039	5,429,600
	California—3.1%
5,000M	California Health Facs. Fing. Auth. Rev. 5.125% 7/1/2031	5,299,450
5,000M	California State GO 5% 4/1/2042	5,327,450
5,000M	California Statewide Cmntys. Dev. Auth. Rev. 5.125% 7/1/2024	5,598,900
5,000M	Los Angeles Community College Dist. GO 5% 8/1/2027	5,667,100
		21,892,900
	Colorado—.7%
4,815M	Colorado Health Facs. Auth. Rev. 5.5% 7/1/2034	5,419,860
	Connecticut—.2%
1,425M	Connecticut Spl. Tax Oblig. Rev. Trans. Infrast. 6.125% 9/1/2012	1,439,507
	District of Columbia—1.7%
5,000M	District of Columbia GO 6% 6/1/2021	6,500,400
5,000M	District of Columbia Rev. 5.5% 8/15/2028	5,479,000
		11,979,400
	Florida—10.3%
5,000M	Broward County Airport Sys. Rev. 5.375% 10/1/2029	5,631,650
5,000M	Duval County School Board COP 5.25% 7/1/2035	5,443,850
4,930M	Florida Housing Fin. Corp. Rev. 5% 1/1/2026	5,424,331

5

Portfolio of Investments (continued)
TAX EXEMPT FUND
June 30, 2012

Principal
Amount	Security	Value
	Florida (continued)
$ 5,500M	Florida State Board of Education GO 5.5% 6/1/2038	$ 6,543,075
5,000M	Florida State Mun. Pwr. Agy. Elec. Rev. 5.5% 10/1/2028	5,678,450
5,000M	Manatee County School Board COP 5.625% 7/1/2031	5,651,750
5,000M	Miami-Dade County Prof. Sports Franchise Fac. Tax. Rev.
	5.375% 10/1/2028	5,638,500
5,000M	Miami-Dade County Pub. Facs. 5.5% 6/1/2029	5,530,550
5,000M	Miami-Dade County School Board COP 5.375% 2/1/2034	5,484,050
5,000M	Miami-Dade County Spl. Oblig. 5% 4/1/2029	5,464,800
5,000M	Miami-Dade County Water & Sewer Rev. 5.125% 10/1/2025	5,631,450
5,000M	Orange County School Board COP 5.5% 8/1/2034	5,688,400
5,000M	Port St. Lucie Utility Rev. 5% 9/1/2029	5,522,350
		73,333,206
	Georgia—7.6%
5,000M	Atlanta Airport Revenue 5.25% 1/1/2030	5,668,400
	Atlanta Water & Wastewater Revenue:
9,040M	5.5% 11/1/2019	11,165,756
5,000M	5.25% 11/1/2034	5,608,150
7,500M	Georgia State Environmental Loan Acquisition Corp.
	5.125% 3/15/2031	8,538,075
5,000M	JPMorgan Chase Putters 9.419% 1/1/2016 (a)	6,138,500
17,000M	Metropolitan Atlanta Rapid Transit Authority Sales Tax Rev.
	6% 7/1/2013	17,443,020
		54,561,901
	Illinois—10.8%
	Chicago Board of Education Lease Certificates:
5,000M	6% 1/1/2016	5,813,050
26,000M	6% 1/1/2020	30,650,360
5,000M	Chicago O’Hare Intl. Airport Rev. 6.5% 1/1/2041	6,027,800
	Illinois Finance Auth. Revenue:
5,000M	Alexian Rmkt. 5.25% 1/1/2022	5,626,350
5,000M	Children’s Mem. Hosp. 5.25% 8/15/2033	5,363,100
7,000M	Northwestern Mem. Hosp. 5.75% 8/15/2030	8,093,120
5,000M	Metropolitan Pier & Exposition Auth. Rev. 5% 6/15/2042 (b)	5,413,800
4,000M	Regional Transportation Auth. 7.75% 6/1/2019	4,981,440
5,000M	Springfield Electric Rev. 5% 3/1/2027	5,203,950
		77,172,970

6

Principal
Amount	Security	Value
	Indiana—3.1%
$ 7,540M	Greater Clark County Sch. Bldg. First Mtg. Rev.
	5.25% 7/15/2026	$ 8,420,898
4,400M	Indiana State Hsg. & Cmnty. Dev. Auth. Mtg. Rev.
	6.125% 7/1/2029	4,594,744
8,330M	Indianapolis Gas Util. Rev. 5.25% 8/15/2025	9,271,123
		22,286,765
	Iowa—.2%
1,220M	Iowa Fin. Auth. Single Family Mtg. Rev. 5.25% 7/1/2028	1,338,547
	Kentucky—1.2%
5,000M	Kentucky Eco. Dev. Fin. Auth. 5.75% 12/1/2028	5,511,150
2,650M	Kentucky Hsg. Corp. Hsg. Rev. 5.4% 7/1/2029	2,915,424
		8,426,574
	Louisiana—.9%
10,250M	Regional Trans. Auth. Zero Coupon 12/1/2021	6,436,898
	Maine—.6%
3,675M	Maine Edl. Ln. Auth. Student Ln. Rev. 5.875% 12/1/2039	4,103,211
	Massachusetts—2.9%
3,725M	Boston Water & Sewer Rev. 5.75% 11/1/2013	3,874,149
4,265M	Massachusetts Edl. Fin. Auth. Loan Rev. 5.25% 1/1/2028	4,687,448
5,000M	Massachusetts St. Health & Edl. Facs. Auth Rev. 5% 7/1/2034	5,441,350
5,185M	Massachusetts St. Wtr. Res. Auth. ROLS 9.477% 2/1/2016 (a)	6,466,006
		20,468,953
	Michigan—5.2%
5,000M	Detroit Swr. Disp. Rev. 7.5% 7/1/2033	6,065,100
5,000M	Detroit Water Supply Sys. Rev. 6.25% 7/1/2036	5,765,500
2,425M	Michigan State Environmental Protection Prog. GO
	6.25% 11/1/2012	2,463,533
10,000M	Michigan State Grant Antic. Bds. 5.25% 9/15/2025	11,087,700
5,000M	Michigan State Hosp. Fin. Auth. 6.25% 12/1/2028	5,867,750
4,500M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022	6,001,380
		37,250,963
	Minnesota—.5%
3,500M	Minnesota St. Office of Higher Education Rev. 5% 11/1/2029	3,843,490

7

Portfolio of Investments (continued)
TAX EXEMPT FUND
June 30, 2012

Principal
Amount	Security	Value
	Missouri—.8%
$ 5,000M	Missouri State Health & Educ. Facs. Auth. Rev.
	5.5% 11/15/2028	$ 5,589,700
	Montana—.6%
3,930M	Montana State Brd. Hsg. Single Family Prog. 5.45% 12/1/2033	4,270,888
	Nevada—1.1%
7,000M	Clark Cnty Airport Rev. 5% 7/1/2033 (b)	7,696,780
	New Jersey—.8%
5,000M	New Jersey State Higher Educ. Assist. Student Ln. Rev.
	5.625% 6/1/2030	5,558,700
	New Mexico—1.6%
5,000M	Grant County Dept. of Health 5.25% 7/1/2031	5,434,950
5,000M	University of New Mexico Univ. Rev. ROLS 9.477% 6/1/2014 (a)	5,896,100
		11,331,050
	New York—9.2%
22,000M	New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021	29,316,540
	New York State Dorm. Auth. Revenue:
10,000M	New York University 5.75% 7/1/2027	13,105,500
5,000M	State University 5.875% 5/15/2017	5,851,900
2,150M	New York State Mtg. Agy. Rev. 5.8% 10/1/2033	2,364,162
5,000M	New York State Thruway Hwy. & Brdg. Tr. Fd. Auth. 5% 4/1/2021	5,648,450
7,780M	Port Authority of New York & New Jersey Drivers
	9.266% 8/15/2015 (a)	9,408,043
		65,694,595
	North Carolina—.8%
5,000M	Charlotte-Mecklenburg Hospital Auth. Health Care Rev.
	5.25% 1/15/2034	5,540,100
	North Dakota—.6%
1,450M	Mercer County Pollution Control Rev. 7.2% 6/30/2013	1,472,026
2,695M	North Dakota State Hsg. Fin. Agy. Rev. 5.4% 7/1/2028	2,956,173
		4,428,199

8

Principal
Amount	Security	Value
	Ohio—3.7%
$ 5,000M	American Mun. Pwr. Rev. 5.25% 2/15/2026	$ 5,620,600
6,000M	Jefferson County GO 5.75% 12/1/2019	6,777,240
5,000M	Ohio State Hospital Facility Health Rev. 5.5% 1/1/2034	5,606,650
	Ohio State Housing Fin. Agy. Residential Mtg. Revenue:
3,275M	6.125% 9/1/2028	3,471,336
4,800M	5.85% 9/1/2033	4,989,984
		26,465,810
	Pennsylvania—3.5%
5,000M	Allegheny County Port Authority Special Rev. 5% 3/1/2025	5,683,550
5,000M	Penn. St. Economic Dev. Auth. Rev. 5% 3/1/2034	5,454,100
5,000M	Philadelphia GO 7.125% 7/15/2038	5,707,250
5,000M	Philadelphia Water & Wastewater Rev. 5% 1/1/2036	5,430,700
2,500M	Pittsburgh Water & Sewer Auth. Rev. 6.5% 9/1/2013	2,576,700
		24,852,300
	Puerto Rico—1.4%
5,000M	Puerto Rico Commonwealth GO 5.25% 7/1/2024	5,554,600
3,850M	Puerto Rico Sales Tax Fin. Rev. 5.25% 8/1/2040	4,178,405
		9,733,005
	Rhode Island—1.1%
7,000M	Convention Center Auth. Rev. 5.25% 5/15/2025	7,924,140
	South Carolina—.8%
5,000M	Piedmont Municipal Power Agency Electric Rev. 5.75% 1/1/2034	5,822,700
	Texas—12.9%
5,480M	Austin Utilities Systems Rev. 6% 11/15/2013	5,678,266
5,000M	Dallas County Util. & Reclamation Dist. GO 5.375% 2/15/2029	5,325,600
	Harris County Toll Road Sub. Liens General Obligations:
11,065M	6.5% 8/15/2012	11,153,188
7,000M	6.5% 8/15/2013	7,485,730
5,000M	Hitchcock Ind. School District GO 5.25% 2/15/2030	5,623,850
	Houston Utilities Systems Wtr. & Swr. Revenue:
5,000M	5% 11/15/2027	5,795,650
5,000M	5.125% 11/15/2032	5,648,400
	Houston Water Conveyance System Certificates of Participation:
4,000M	6.25% 12/15/2013	4,227,040
6,035M	6.25% 12/15/2015	6,688,168
5,000M	JP Morgan Chase Putters 9.278% 2/1/2030 (a)	6,197,200

9

Portfolio of Investments (continued)
TAX EXEMPT FUND
June 30, 2012

Principal
Amount	Security	Value
	Texas (continued)
$ 5,000M	Medina Valley Indpt. School District GO ROLS
	9.477% 8/15/2015 (a)	$ 6,270,000
10,000M	North Texas Twy. Auth. Rev. 5.125% 1/1/2028	10,872,600
5,000M	San Antonio Airport Sys. Rev. 5.25% 7/1/2035	5,600,750
5,000M	Waco Ind. School District GO 5.25% 8/15/2030	5,837,200
		92,403,642
	Utah—.1%
805M	Provo Electric System Rev. 10.375% 9/15/2015	933,148
	Washington—3.7%
	Washington State Health Care Facs. Auth. Revenue:
5,000M	Catholic Health Initiatives 6.375% 10/1/2033	5,958,850
7,000M	Providence Health 5.25% 10/1/2033	7,620,620
	Washington State ROLS:
5,000M	9.477% 7/1/2014 (a)	5,855,600
5,500M	9.477% 7/1/2016 (a)	7,152,200
		26,587,270
	West Virginia—.7%
4,500M	West Virginia State Hospital Fin. Auth. Hosp. Rev. 5.375% 6/1/2028	4,996,440
	Wisconsin—3.3%
12,000M	Superior Wisconsin Ltd. Oblig. Rev. 6.9% 8/1/2021	15,531,120
6,905M	Wisconsin State General Rev. 5.75% 5/1/2033	8,129,257
		23,660,377
Total Value of Municipal Bonds (cost $632,122,828)	100.4%	717,653,649
Excess of Liabilities Over Other Assets	(.4)	(2,689,603)
Net Assets	100.0%	$714,964,046

(a)	Inverse floating rate security (see Note 1F). Interest rate is determined and reset periodically and is the rate in effect at June 30, 2012.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.
(See Note 1E).

Summary of Abbreviations:
	COP	Certificate of Participation
	GO	General Obligation
	ROLS	Reset Option Long

10	See notes to financial statements

Fund Expenses (unaudited)
TAX EXEMPT FUND II

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/12)	(6/30/12)	(1/1/12–6/30/12)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,046.96	$5.14
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.84	$5.07
Expense Example – Class B Shares
Actual	$1,000.00	$1,042.51	$8.68
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.36	$8.57

*	Expenses are equal to the annualized expense ratio of 1.01% for Class A shares and 1.71% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN STATES

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2012, and are based on the total value of investments.

11

Portfolio of Investments
TAX EXEMPT FUND II
June 30, 2012

Principal
Amount	Security	Value
	MUNICIPAL BONDS—98.2%
	Alabama—1.5%
$1,000M	Alabama State University Rev. 5.25% 9/1/2034	$ 1,118,510
2,500M	Birmingham Spl. Care Facs. Fing. Auth. Rev. 6% 6/1/2039	2,874,725
		3,993,235
	Alaska—1.8%
1,000M	Alaska Intl. Airport Rev. 5.75% 10/1/2012 (a)	1,014,260
3,000M	Matanuska-Susitna Boro Lease Rev. 6% 9/1/2028	3,594,960
		4,609,220
	Arizona—3.7%
1,250M	Arizona Brd. Regents University Sys. Rev. 6% 7/1/2027	1,470,075
5,000M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2029	5,623,300
2,000M	Rio Nuevo Multipurpose Facs. Rev. 6.625% 7/15/2025	2,370,340
		9,463,715
	California—4.7%
1,100M	Alhambra Unified Sch. District GO 5.25% 8/1/2028	1,257,487
5,000M	California State GO 5% 4/1/2042	5,327,450
5,000M	San Francisco City & Cnty. Pub. Util. Comm. Rev.
	5% 11/1/2035	5,608,450
		12,193,387
	Colorado—2.2%
5,000M	Colorado Health Facs. Auth. Rev. 5.25% 2/1/2031	5,701,800
	Connecticut—.4%
1,000M	South Cent. Regl. Wtr. Sys. Auth. Rev. 5.25% 8/1/2030	1,110,540
	District of Columbia—1.3%
3,000M	Metropolitan Washington, D.C. Airport Auth. Sys. Rev.
	5% 10/1/2029	3,327,570
	Florida—8.7%
	Broward County Sch. Brd. Certificates of Participation:
1,000M	5.125% 7/1/2026	1,099,210
1,000M	5.25% 7/1/2027	1,106,910

12

Principal
Amount	Security	Value
	Florida (continued)
$5,000M	Florida State Municipal Power Agy. Rev. 5% 10/1/2028	$ 5,454,500
3,535M	Fort Pierce Capital Impt. Rev. 5.875% 9/1/2028	4,023,502
5,000M	Orlando & Orange County Expwy. Auth. Rev. 5% 7/1/2028	5,558,400
	Saint John’s County Revenue:
1,740M	5% 10/1/2030	1,932,270
1,525M	5% 10/1/2031	1,688,022
1,500M	5% 10/1/2032	1,648,275
		22,511,089
	Georgia—7.9%
5,000M	Atlanta Airport Rev. 5.25% 1/1/2030	5,656,550
3,400M	Atlanta Water & Wastewater Rev. 6.25% 11/1/2034	4,053,718
2,500M	Bibb County Dev. Auth. Rev. 5.75% 7/1/2040	2,837,225
1,500M	Cobb County Dev. Auth. Rev. 5.75% 7/15/2039	1,714,260
1,000M	Georgia Municipal Association, Inc. COP 5.125% 12/1/2021	1,011,510
2,500M	Georgia St. Environmental Loan Acquisition Corp. 5.125% 3/15/2031	2,846,025
2,000M	Medical Ctr. Hospital Auth. Rev. 6.5% 8/1/2038	2,283,400
		20,402,688
	Hawaii—1.1%
2,500M	Hawaii State Harbor Sys. Rev. 5.25% 7/1/2030	2,770,950
	Illinois—8.1%
5,000M	Chicago GO 5% 1/1/2033	5,506,400
	Chicago O’Hare Intl. Airport Revenue:
5,000M	5% 1/1/2027	5,394,700
5,000M	6.5% 1/1/2041	6,027,800
2,500M	Illinois State Fin. Auth. Rev. 5% 12/1/2030	2,724,300
1,000M	Illinois State Sales Tax Rev. 6% 6/15/2026	1,322,720
		20,975,920
	Indiana—1.1%
	Tri-Creek Middle School Bldg. Corp. Revenue:
1,500M	5.25% 7/15/2028	1,666,455
1,000M	5.25% 7/15/2029	1,104,610
		2,771,065

13

Portfolio of Investments (continued)
TAX EXEMPT FUND II
June 30, 2012

Principal
Amount	Security	Value
	Louisiana—4.2%
$1,845M	Louisiana Loc. Govt. Env. Facs. & Cmnty. Dev. Auth. Rev.
	5.25% 10/1/2021	$ 1,846,679
1,500M	Louisiana State Citizens Ppty. Rev. 6.125% 6/1/2025	1,746,555
3,000M	Louisiana State GO 5% 9/1/2028	3,496,890
1,000M	New Orleans Aviation Brd. Rev. 6% 1/1/2023	1,188,780
2,310M	New Orleans Sewer Svc. Rev. 6.25% 6/1/2029	2,623,721
		10,902,625
	Maryland—1.1%
2,000M	Maryland State Hlth. & Hghr. Edl. Facs. Auth. Rev.
	5% 11/15/2051	2,175,420
500M	Montgomery Cnty. Wtr. Quality Protection Charge Rev.
	5% 4/1/2032 (b)	566,125
		2,741,545
	Massachusetts—.7%
1,500M	Massachusetts State GO 5.25% 8/1/2022	1,927,230
	Michigan—3.5%
100M	Detroit Distributable State Aid GO 5% 11/1/2030	108,168
5,000M	Lansing Brd. Wtr. & Lt. Utility Sys. Rev. 5.5% 7/1/2041	5,806,550
1,900M	Michigan Mun. Bd. Auth. Rev. 5% 5/1/2023	1,907,163
1,000M	Michigan State Bldg. Auth. Rev. 5% 10/15/2029	1,119,350
		8,941,231
	Minnesota—1.0%
2,250M	Rochester Health Care Facs. Rev. 4.5% 11/15/2021 (c)	2,698,538
	Mississippi—2.5%
	Mississippi Dev. Bk. Spl. Oblig. Jackson Cnty. Ltd. Tax Revenue:
2,660M	5.375% 7/1/2029	2,998,299
2,000M	5.625% 7/1/2039	2,244,200
1,000M	Mississippi State Cap. Impt. Projs. GO 5% 10/1/2036	1,138,440
		6,380,939
	Missouri—.4%
1,000M	St. Louis Mun. Fin. Corp. Lease Rev. 5.625% 7/15/2030	1,091,400

14

Principal
Amount	Security	Value
	Nebraska—2.6%
$3,880M	Nebraska Investment Fin. Auth. Single-Family Hsg. Rev.
	5.7% 9/1/2031	$ 4,425,683
	Nebraska State Pub. Pwr. Dist. Revenue:
1,000M	5% 1/1/2031	1,145,200
1,000M	5% 1/1/2032	1,137,300
		6,708,183
	New Jersey—1.7%
4,000M	New Jersey State Trans. Auth. Trust Fd. Rev. 5.5% 12/15/2038	4,484,760
	New York—4.8%
4,050M	Nassau County GO 5% 4/1/2031	4,499,671
4,000M	New York City Mun. Wtr. Fin. Auth. Rev. 5% 6/15/2034	4,564,120
3,000M	New York City Transitional Fin. Auth. Rev. 5% 2/1/2037	3,380,730
		12,444,521
	North Carolina—1.3%
3,000M	North Carolina Tpk. Auth. Rev. 5.75% 1/1/2039	3,373,890
	Ohio—6.2%
2,000M	American Mun. Pwr. Rev. 5% 2/15/2024	2,253,980
1,000M	Hamilton Cnty. Sales Tax 5% 12/1/2032	1,070,460
1,135M	Ohio State Bldg. Auth. State Facs. Rev. 5.25% 4/1/2031	1,296,953
5,000M	Ohio State Higher Edl. Fac. Comm. Rev. 5% 1/1/2034	5,582,750
5,000M	University of Cincinnati 5% 6/1/2028	5,831,000
		16,035,143
	Pennsylvania—6.2%
5,000M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2024	5,831,200
2,500M	Beaver County GO 5.55% 11/15/2031	2,769,675
1,500M	Pennsylvania State Higher Edl. Facs. Auth. Rev. 5.25% 8/15/2025	1,744,905
1,000M	State Pub. Sch. Bldg. Auth. Rev. 5.25% 6/1/2013 (a)	1,046,070
	West Mifflin Area School Dist. General Obligations:
2,910M	5.375% 4/1/2027	3,348,479
1,000M	5.375% 4/1/2028	1,145,230
		15,885,559

15

Portfolio of Investments (continued)
TAX EXEMPT FUND II
June 30, 2012

Principal
Amount	Security	Value
	Puerto Rico—.6%
$1,500M	Puerto Rico Commonwealth GO 5.25% 7/1/2024	$ 1,666,380
	Rhode Island—2.7%
	Rhode Island Hlth. & Edl. Bldg. Corporation:
	Pub. Schs. Fing. Program:
3,250M	5.25% 5/15/2029	3,676,465
1,600M	5% 5/15/2034	1,648,224
1,415M	University of Rhode Island 5.25% 9/15/2029	1,580,612
		6,905,301
	South Carolina—3.1%
	South Carolina State Pub. Svc. Auth. Revenue:
2,150M	5% 1/1/2033	2,407,720
5,000M	5% 12/1/2036	5,574,050
		7,981,770
	South Dakota—.6%
1,500M	South Dakota State Hlth. & Edl. Fac. Auth. Rev. 5.125% 8/1/2028	1,661,625
	Texas—8.1%
5,000M	Harris County Hlth. Facs. Thermal Util. Rev. 5% 11/15/2032	5,447,550
5,000M	Houston Util. Sys. Rev. 5.25% 11/15/2031	5,837,850
740M	Midland Independent Sch. Dist. GO 5% 2/15/2028	879,631
3,000M	North Texas Twy. Auth. Rev. 5% 9/1/2031	3,419,760
1,250M	Parker County GO 5% 2/15/2029	1,381,400
3,500M	Socorro Independent School Dist. GO 5% 8/15/2033 (b)	4,026,540
		20,992,731
	Utah—.6%
1,300M	Utah Infrastructure Agy. Telecommunications & Franchise Tax Rev.
	5.5% 10/15/2030	1,493,024
	Virginia—.6%
1,300M	Norfolk Econ. Dev. Auth. Hlth. Care Facs. Rev. 5% 11/1/2036	1,434,043

16

Principal
Amount	Security		Value
	Washington—3.2%
$2,500M	Washington State GO 5% 8/1/2033		$ 2,861,950
5,000M	Washington State Health Care Facs. Auth. Rev. 5.25% 10/1/2033		5,443,300
			8,305,250
Total Value of Municipal Investments (cost $231,303,358)		98.2%	253,886,867
Other Assets, Less Liabilities		1.8	4,532,011
Net Assets		100.0%	$258,418,878

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.
(See Note 1E).

(c)	Municipal Bonds which have a mandatory put by the issuer are shown maturing at the put date.

Summary of Abbreviations:
	COP	Certificate of Participation
	GO	General Obligation

See notes to financial statements	17

Fund Expenses (unaudited)
CALIFORNIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/12)	(6/30/12)	(1/1/12–6/30/12)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,046.40	$5.19
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.79	$5.12
Expense Example – Class B Shares
Actual	$1,000.00	$1,043.02	$8.74
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.31	$8.62

*	Expenses are equal to the annualized expense ratio of 1.02% for Class A shares and 1.72% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2012, and are based on the total value of investments.

18

Portfolio of Investments
CALIFORNIA TAX EXEMPT FUND
June 30, 2012

Principal
Amount	Security	Value
	MUNICIPAL BONDS—98.3%
	Airport—8.4%
$1,000M	Los Angeles Dept. of Airports Rev. 5.25% 5/15/2033	$ 1,136,120
1,000M	Sacramento County Airport Sys. Rev. 5.5% 7/1/2034	1,110,630
1,000M	San Francisco City & County Airport Rev. 5.25% 5/1/2025	1,156,500
		3,403,250
	Combined Utility—2.8%
1,000M	San Francisco City & Cnty. Pub. Util. Commission 5% 11/1/2035	1,121,690
	Education—1.4%
500M	California Educational Facs. Auth. Rev. 5.25% 12/1/2031	569,915
	Electric—7.3%
500M	Anaheim Public Fing. Auth. Rev. 5% 10/1/2031	564,765
1,000M	Imperial Irrigation District Elec. Rev. 6.25% 11/1/2031	1,216,730
1,000M	Tuolumne Wind Proj. Auth. 5.625% 1/1/2029	1,149,630
		2,931,125
	General Obligation—27.3%
1,000M	Alhambra Unified School District 5.25% 8/1/2028	1,143,170
1,000M	Centinela Valley Union School District 5% 8/1/2031	1,106,450
1,000M	Chico Unified School District 5% 8/1/2026	1,098,140
1,000M	College of the Sequoias 5.25% 8/1/2029	1,116,370
1,000M	Corona-Norco Unified School District 5.125% 8/1/2029	1,115,370
650M	Jefferson Unified High Sch. District 6.25% 2/1/2016	744,978
1,000M	Lake Tahoe Unified School District 5.375% 8/1/2029	1,148,630
750M	Natomas Unified School District 5.95% 9/1/2021	840,817
1,000M	San Bernardino Cmnty. College District 6.5% 8/1/2028	1,217,970
309M	Walnut Valley School District 7.2% 2/1/2016	317,056
1,000M	West Contra Costa Unified School District 5.25% 8/1/2032	1,144,840
		10,993,791
	Health Care—12.5%
	California Health Facs. Fin. Auth. Revenue:
1,000M	Children’s Hospital Los Angeles 5.125% 7/1/2031	1,059,890
1,000M	Providence Health Services 6.5% 10/1/2033	1,192,870
500M	Scripps Health 5% 11/15/2036	539,100
500M	Stanford Hospital 5.25% 11/15/2031	569,465

19

Portfolio of Investments (continued)
CALIFORNIA TAX EXEMPT FUND
June 30, 2012

Principal
Amount	Security	Value
	Health Care (continued)
	California Statewide Communities Dev. Auth. Revenue:
$1,000M	St. Joseph’s 5.125% 7/1/2024	$ 1,119,780
500M	Sutter Health 5.5% 8/15/2026	576,260
		5,057,365
	Lease—6.1%
500M	California State Public Works 5% 12/1/2029	541,980
1,000M	Los Angeles Mun. Impt. Corp. Lease Rev. 5.5% 4/1/2028	1,128,000
700M	San Mateo Joint Powers Auth. Lease Rev. 6.5% 7/1/2015	793,373
		2,463,353
	Other Revenue—1.4%
500M	Sacramento Area Flood Control Agency 5.5% 10/1/2028	580,690
	Other Tax—13.3%
880M	Long Beach Fing. Auth. Rev. 6% 11/1/2017	946,502
1,000M	Puerto Rico Sales Tax Fing. Rev. 5.25% 8/1/2040	1,085,300
1,000M	Riverside County Trans. Commission Sales Tax Rev. 5% 6/1/2032	1,109,910
1,000M	San Joaquin County Trans. Auth. Sales Tax 5.75% 3/1/2028	1,196,330
1,000M	West Contra Costa Healthcare 5.375% 7/1/2024	1,031,700
		5,369,742
	State General Obligation—4.0%
1,500M	California State 5% 4/1/2042	1,598,235
	Water/Sewer—13.8%
750M	Bakersfield Wastewater Rev. 5% 9/15/2028	822,780
500M	Castaic Lake Water Agency 7% 8/1/2012	502,940
1,000M	El Dorado Irrigation District 6.25% 8/1/2029	1,103,770
1,000M	Los Angeles Wastewater System Rev. 5% 6/1/2027	1,151,870
500M	Metropolitan Water Dist. So. Cal. 5% 7/1/2029	575,540
1,000M	Mojave Water Agency 5.5% 6/1/2029	1,144,370
265M	South Gate Public Fing. Auth. Wtr. Rev. 6% 10/1/2012	266,677
		5,567,947
Total Value of Municipal Bonds (cost $35,726,591)	98.3%	39,657,103
Other Assets, Less Liabilities	1.7	677,184
Net Assets	100.0%	$40,334,287

20	See notes to financial statements

Fund Expenses (unaudited)
CONNECTICUT TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/12)	(6/30/12)	(1/1/12–6/30/12)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,032.89	$5.10
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.84	$5.07
Expense Example – Class B Shares
Actual	$1,000.00	$1,029.36	$8.63
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.36	$8.57

*	Expenses are equal to the annualized expense ratio of 1.01% for Class A shares and 1.71% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2012, and are based on the total value of investments.

21

Portfolio of Investments
CONNECTICUT TAX EXEMPT FUND
June 30, 2012

Principal
Amount	Security	Value
	MUNICIPAL BONDS—96.7%
	Appropriation—14.7%
$1,000M	Capital City Econ. Dev. Auth. Pkg. & Energy Fee Rev.
	5.75% 6/15/2034	$ 1,131,290
	Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
1,000M	Child Care Facilities Program 6% 7/1/2038	1,128,870
1,000M	State Supported Child Care 5% 7/1/2028	1,104,840
1,750M	Connecticut State Hsg. Fin. Auth. 5% 6/15/2024	1,932,455
		5,297,455
	Education—27.0%
	Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
320M	Connecticut College 5% 7/1/2032	360,656
1,000M	Loomis Chafee School 5% 7/1/2030	1,087,100
1,000M	Quinnipiac University 5.75% 7/1/2033	1,123,510
1,000M	Renbrook School 5% 7/1/2030	1,052,140
1,000M	Salisbury School 5% 7/1/2028	1,101,370
1,000M	Trinity College 5% 7/1/2019	1,077,670
1,000M	Wesleyan University 5% 7/1/2035	1,118,370
1,000M	Westminster School 5% 7/1/2037	1,058,670
	University of Connecticut:
600M	Student Fees Rev. 5.25% 11/15/2021	616,518
1,000M	University Rev. 4.75% 2/15/2029	1,120,070
		9,716,074
	Electric—3.1%
	Connecticut St. Transmission Muni. Elec. Energy Revenue:
500M	5% 1/1/2032	567,775
500M	5% 1/1/2042	555,715
		1,123,490
	General Obligation—10.8%
1,000M	Bridgeport 5% 12/1/2023	1,100,590
1,000M	Hartford 5% 4/1/2031	1,119,830
1,500M	New Haven 5% 3/1/2026	1,678,200
		3,898,620

22

Principal
Amount	Security	Value
	Health Care—11.6%
	Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
$ 500M	Lawrence & Memorial Hospital 5% 7/1/2031	$ 542,815
	Middlesex Hospital:
350M	5% 7/1/2026	384,720
460M	5% 7/1/2027	503,599
500M	Stamford Hospital 5% 7/1/2030	529,570
1,000M	William W. Backus Hospital 5% 7/1/2025	1,101,080
	Yale-New Haven Hospital:
500M	5% 7/1/2026	537,280
500M	5.25% 7/1/2030	574,360
		4,173,424
	Lease—1.6%
500M	Puerto Rico Pub. Bldgs. Auth. Rev. 6% 7/1/2028	557,860
	Other Tax—13.7%
	Connecticut State Special Tax Obligation Rev. Trans. Infrastructure:
1,000M	5% 11/1/2025	1,161,520
1,000M	5% 8/1/2027	1,127,050
	Puerto Rico Sales Tax Fing. Revenue:
1,400M	5.75% 8/1/2037	1,539,454
1,000M	5.25% 8/1/2040	1,085,300
		4,913,324
	Pre-Refunded/Escrowed-to-Maturity—8.1%
1,000M	Connecticut State Hlth. & Educ. Facs. Auth. Rev.
	(Children’s Medical Center) 5% 7/1/2014 (a)	1,084,550
1,050M	South Windsor 5% 2/15/2016 (a)	1,217,590
580M	Stratford 5% 12/15/2013 (a)	619,684
		2,921,824

23

Portfolio of Investments (continued)
CONNECTICUT TAX EXEMPT FUND
June 30, 2012

Principal
Amount	Security		Value
	Water/Sewer—6.1%
$1,000M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev.
	5% 7/1/2025		$ 1,077,520
1,000M	South Central Connecticut Regl. Wtr. Auth. Rev.
	5.25% 8/1/2029		1,112,210
			2,189,730
Total Value of Municipal Bonds (cost $31,792,325)		96.7%	34,791,801
Other Assets, Less Liabilities		3.3	1,187,246
Net Assets		100.0%	$35,979,047

(a) Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

24	See notes to financial statements

Fund Expenses (unaudited)
MASSACHUSETTS TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/12)	(6/30/12)	(1/1/12–6/30/12)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,037.66	$5.42
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.54	$5.37
Expense Example – Class B Shares
Actual	$1,000.00	$1,034.41	$8.95
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.06	$8.87

*	Expenses are equal to the annualized expense ratio of 1.07% for Class A shares and 1.77% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2012, and are based on the total value of investments.

25

Portfolio of Investments
MASSACHUSETTS TAX EXEMPT FUND
June 30, 2012

Principal
Amount	Security	Value
	MUNICIPAL BONDS—98.4%
	Education—24.2%
$ 820M	Massachusetts Edl. Fing. Auth. Ed. Ln. Revenue 6% 1/1/2028	$ 936,555
1,000M	Massachusetts State College Building Auth. 5% 5/1/2035	1,099,490
	Massachusetts State Dev. Fin. Agy. Revenue:
750M	Boston University 5.6% 10/1/2035	840,060
1,000M	Lesley University 5.25% 7/1/2033	1,116,580
	Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
1,000M	Berklee College of Music 5% 10/1/2037	1,054,430
1,000M	Harvard University 5.5% 11/15/2036	1,203,590
		6,250,705
	General Obligation—7.3%
500M	Quincy 5% 12/1/2028	580,995
1,000M	Revere Mun. Purpose Loan 5% 4/1/2033	1,088,560
215M	Worcester 5.5% 8/15/2017	215,697
		1,885,252
	Health Care—8.2%
	Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
1,000M	Caregroup 5.375% 2/1/2027	1,116,150
1,000M	Harvard Pilgrim Health Care 5.25% 7/1/2013	1,003,680
		2,119,830
	Housing—8.3%
	Massachusetts State Hsg. Fin. Agy. Revenue:
1,000M	Multi-Family Housing 5.25% 12/1/2035	1,069,410
1,000M	Single Family Housing 5.35% 12/1/2033	1,081,480
		2,150,890
	Other Revenue—4.5%
1,000M	Massachusetts Bay Trans. Auth. Rev. 5% 7/1/2028	1,164,110
	Other Tax—19.9%
1,000M	Massachusetts State Dev. Fin. Agy. Rev. 5.75% 9/1/2025	1,174,470
500M	Massachusetts State Trans. Fund Rev. 5% 6/1/2024	612,575
	Puerto Rico Sales Tax Fing. Revenue:
1,000M	6.5% 8/1/2035	1,189,150
2,000M	5.25% 8/1/2040	2,170,600
		5,146,795

26

Principal
Amount	Security	Value
	Pre-Refunded/Escrowed-to-Maturity—6.3%
$1,000M	Holyoke Gas & Electric Dept. Rev. 5.375% 12/1/2012 (a)	$ 1,021,550
550M	University of Massachusetts Bldg. Auth. Rev. 6.875% 5/1/2014	595,017
		1,616,567
	State General Obligation—6.7%
	Massachusetts State:
1,000M	5.5% 8/1/2030	1,339,490
500M	.882% 5/1/2037 (b)	401,870
		1,741,360
	Water/Sewer—13.0%
	Boston Water & Sewer Comm. Revenue:
370M	5.75% 11/1/2013	384,815
500M	5% 11/1/2030	593,445
1,000M	Massachusetts State Water Res. Auth. 5% 8/1/2031	1,153,930
1,000M	Springfield Water & Sewer Commn. Rev. 5.75% 10/15/2025	1,236,390
		3,368,580
Total Value of Municipal Bonds (cost $23,136,810)	98.4%	25,444,089
Other Assets, Less Liabilities	1.6	405,591
Net Assets	100.0%	$25,849,680

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

(b)	Interest rate is determined and reset quarterly by the issuer and is the rate in effect at
June 30, 2012.

See notes to financial statements	27

Fund Expenses (unaudited)
MICHIGAN TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/12)	(6/30/12)	(1/1/12–6/30/12)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,036.58	$5.37
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.59	$5.32
Expense Example – Class B Shares
Actual	$1,000.00	$1,033.25	$8.90
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.11	$8.82

*	Expenses are equal to the annualized expense ratio of 1.06% for Class A shares and 1.76% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2012, and are based on the total value of investments.

28

Portfolio of Investments
MICHIGAN TAX EXEMPT FUND
June 30, 2012

Principal
Amount	Security	Value
	MUNICIPAL BONDS—98.4%
	Education—4.7%
$1,000M	Ferris State University Revenue 5% 10/1/2028	$ 1,095,620
	Electric—7.7%
500M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022	666,820
1,000M	Wyandotte Electric Rev. 5.25% 10/1/2028	1,111,730
		1,778,550
	General Obligation—27.4%
1,000M	Genesee County Sewer Disp. Sys. 5% 11/1/2025	1,112,190
1,000M	Goodrich Area School District 5.5% 5/1/2032	1,156,220
165M	Gull Lake Community School District Zero Coupon 5/1/2013	162,223
1,000M	Montrose Township School District 6.2% 5/1/2017	1,225,370
500M	Northview Public School District 5% 5/1/2041	544,745
1,000M	Troy City School District 5% 5/1/2026	1,088,600
1,000M	Wayne Charter County Capital Improvement 5% 2/1/2030	1,077,880
		6,367,228
	Health Care—9.9%
1,000M	Kent Hosp. Fin. Auth. Rev. 5% 11/15/2029	1,114,340
1,000M	Michigan St. Hosp. Fin. Auth. Rev. 6.25% 12/1/2028	1,173,550
		2,287,890
	Housing—4.7%
1,000M	Michigan St. Hsg. Dev. Auth. Rental Hsg. Rev. 5.5% 10/1/2028	1,100,810
	Lease—5.0%
1,000M	Michigan St. Building Auth. Revenue 5.25% 10/15/2025	1,173,700
	Other Tax—12.0%
500M	Detroit Distributable State Aid 5% 11/1/2030	540,840
1,000M	Michigan Municipal Bond Auth. Revenue 5% 10/1/2029	1,150,940
1,000M	Puerto Rico Sales Tax Fing. Rev. 5.25% 8/1/2040	1,085,300
		2,777,080
	State General Obligation—5.0%
1,000M	Michigan State 5% 11/1/2022	1,153,920

29

Portfolio of Investments (continued)
MICHIGAN TAX EXEMPT FUND
June 30, 2012

Principal
Amount	Security		Value
	Water/Sewer—22.0%
$1,000M	Detroit Sewer Disposal Revenue 7.5% 7/1/2033		$ 1,213,020
	Detroit Water Supply System Revenue:
1,000M	6.5% 7/1/2015		1,091,660
1,000M	5.5% 7/1/2027		1,123,310
1,000M	Grand Rapids Water Supply 5% 1/1/2029		1,125,900
500M	Saginaw Water Supply Sys. Rev. 5% 7/1/2031		542,330
			5,096,220
Total Value of Municipal Bonds (cost $20,308,879)		98.4%	22,831,018
Other Assets, Less Liabilities		1.6	368,307
Net Assets		100.0%	$23,199,325

30	See notes to financial statements

Fund Expenses (unaudited)
MINNESOTA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/12)	(6/30/12)	(1/1/12–6/30/12)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,034.68	$5.21
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.74	$5.17
Expense Example – Class B Shares
Actual	$1,000.00	$1,031.53	$8.74
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.26	$8.67

*	Expenses are equal to the annualized expense ratio of 1.03% for Class A shares and 1.73% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2012, and are based on the total value of investments.

31

Portfolio of Investments
MINNESOTA TAX EXEMPT FUND
June 30, 2012

Principal
Amount	Security	Value
	MUNICIPAL BONDS—99.1%
	Airport—2.2%
$ 500M	Minneapolis & St. Paul Met. Arpts. Comm. Arprt. Rev.
	5% 1/1/2026	$ 532,620
	Appropriation—1.2%
250M	University of Minnesota Special Purpose Rev. 5% 8/1/2030	290,050
	Education—15.3%
750M	Minnesota State Colleges & Univ. Rev. 5% 10/1/2031	869,422
	Minnesota State Higher Ed. Facs. Auth. Revenue:
500M	Carleton College 5% 1/1/2028	556,980
250M	Gustavus Adolfus College 5% 10/1/2031	272,410
500M	Macalester College 5% 6/1/2035	569,845
250M	University of St. Thomas 5.25% 4/1/2039	269,625
500M	Minnesota State Office of Higher Ed. Rev. 5% 11/1/2029	549,070
	University of Minnesota:
250M	5% 12/1/2030	297,892
250M	5.25% 12/1/2030	299,713
		3,684,957
	Electric—9.2%
250M	Central Minnesota Municipal Pwr. Agy. Rev. 5% 1/1/2042	272,600
250M	Minnesota St. Municipal Pwr. Agy. Elec. Rev. 5.25% 10/1/2035	275,560
	Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Revenue:
500M	5% 1/1/2021	574,315
500M	5% 1/1/2026	545,230
500M	Southern Minnesota Municipal Pwr. Agy. Supply Sys. Rev.
	5.25% 1/1/2030	559,300
		2,227,005
	General Obligation—28.9%
500M	Bemidji 5% 2/1/2028	578,280
500M	Crow Wing County Jail 5% 2/1/2021	545,895
500M	Dakota Cnty. Cmnty. Dev. Agy. 5% 1/1/2026	558,495
700M	Fairmont Ind. Sch. Dist. #2752, 5% 2/1/2026	800,387
500M	Fergus Falls Ind. Sch. Dist. #544, 5% 1/1/2024	580,490
500M	Hennepin County 5% 12/1/2025	571,720
750M	Kasson & Mantorville Ind. Sch. Dist. #204, 5% 2/1/2024	859,312
750M	Minneapolis Special School District #1, 5% 2/1/2020	768,608

32

Principal
Amount	Security	Value
	General Obligation (continued)
$ 500M	New Brighton 5% 2/1/2032	$ 559,760
500M	Scott County 5% 12/1/2023	577,125
500M	St. Louis County 5% 12/1/2023	577,125
		6,977,197
	Health Care—18.3%
	Minneapolis Health Care Sys. Revenue:
500M	5.5% 5/15/2017	506,475
500M	6.5% 11/15/2038	591,165
500M	Minneapolis & St. Paul Hsg. & Redev. Auth. Health Care
	Rev. 5% 8/15/2034	538,515
750M	Minnesota St. Agric. & Econ. Dev. Brd. Rev. Health Care
	5% 2/15/2030	818,677
250M	Rochester Health Care Facs. Rev. 4.5% 11/15/2021 (a)	299,838
	St. Cloud Health Care Revenue:
250M	5.125% 5/1/2030	272,705
500M	5.375% 5/1/2031	551,915
750M	St. Paul Hsg. & Redev. Auth. Health Care Rev. 5.25% 11/15/2029	827,888
		4,407,178
	Housing—7.0%
	Minnesota State Housing Finance Agency:
210M	Multi-Family Hsg. 5.05% 7/1/2034	226,065
	Rental Hsg. Revenue:
250M	5% 8/1/2030	273,447
300M	5.05% 8/1/2031	334,590
445M	Single-Family Hsg. Rev. 5.9% 7/1/2028	463,472
400M	Minnetonka Multi-Family Housing Rev. 5.9% 10/20/2019	400,904
		1,698,478
	Lease—5.0%
600M	Blue Earth Cnty. Econ. Dev. Lease Rev. 5% 12/1/2027	652,296
250M	Minnesota State Housing Finance Agency (Nonprofit Hsg. Rev.)
	5% 8/1/2031	277,840
250M	Minnetonka Indpt. Sch. Dist. #276, 5% 3/1/2029	283,170
		1,213,306

33

Portfolio of Investments (continued)
MINNESOTA TAX EXEMPT FUND
June 30, 2012

Principal
Amount	Security		Value
	Other Tax—6.3%
$ 300M	Minneapolis Dev. Rev. Ltd. Tax Supported 6.25% 12/1/2030		$ 348,900
1,000M	Minnesota State 911 Rev. 5% 6/1/2024		1,163,110
			1,512,010
	Pre-Refunded/Escrowed-to-Maturity—2.0%
400M	University of Minnesota 5.75% 7/1/2017		491,112
	State General Obligation—3.7%
500M	Minnesota State 5% 6/1/2022		593,045
250M	Minnesota State Highway 5% 8/1/2026		288,403

			881,448
Total Value of Municipal Bonds (cost $21,531,378)		99.1%	23,915,361
Other Assets, Less Liabilities		.9	210,547
Net Assets		100.0%	$24,125,908

(a) Municipal Bonds which have a mandatory put by the issuer are shown maturing at the put date.

34	See notes to financial statements

Fund Expenses (unaudited)
NEW JERSEY TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/12)	(6/30/12)	(1/1/12–6/30/12)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,037.62	$5.02
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.94	$4.97
Expense Example – Class B Shares
Actual	$1,000.00	$1,034.33	$8.55
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.46	$8.47

*	Expenses are equal to the annualized expense ratio of .99% for Class A shares and 1.69% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2012, and are based on the total value of investments.

35

Portfolio of Investments
NEW JERSEY TAX EXEMPT FUND
June 30, 2012

Principal
Amount	Security	Value
	MUNICIPAL BONDS—98.8%
	Appropriation—12.6%
$1,000M	Garden St. Preservation Tr. Open Space & Farmland
	5.75% 11/1/2028	$ 1,317,480
1,000M	New Jersey Economic Dev. Auth. Rev. 5.5% 12/15/2029	1,152,940
	New Jersey State Health Care Facs. Fing. Authority Rev.
	Hospital Asset Transformation Program:
1,000M	5% 10/1/2028	1,083,860
1,000M	5.75% 10/1/2031	1,157,230
	New Jersey St. Trans. Tr. Fd. Auth. Trans. Sys. Revenue:
1,000M	5.5% 12/15/2020	1,241,370
1,000M	5.5% 12/15/2038	1,121,190
		7,074,070
	Education—11.9%
	New Jersey Educational Facilities Auth. Revenue:
1,000M	College of New Jersey 5% 7/1/2035	1,080,890
1,000M	New Jersey City Univ. 5% 7/1/2028	1,088,800
1,000M	Princeton University 5% 7/1/2034	1,201,420
	Rowan University:
1,000M	5% 7/1/2025	1,107,720
1,000M	5% 7/1/2026	1,101,370
1,000M	New Jersey State Higher Education Assistance Auth. Loan Rev.
	5.625% 6/1/2030	1,111,740
		6,691,940
	General Obligation—21.8%
1,750M	Atlantic City Board of Education 6.1% 12/1/2015	2,002,017
1,000M	Bayonne 5.25% 7/1/2027	1,128,080
1,000M	Cape May County Bridge Commission 5% 6/1/2032	1,053,960
1,000M	Cumberland County Impt. Auth. Rev. Solid Waste Sys.
	5.125% 1/1/2025	1,107,370
1,000M	Elizabeth 5.25% 4/15/2027	1,152,280
1,000M	Essex County Impt. Authority Rev. 5.5% 10/1/2027	1,266,820
1,000M	Hudson County Impt. Authority Pkg. Rev. 5.125% 1/1/2034	1,096,550
1,000M	Jersey City 5% 1/15/2026	1,118,910
1,000M	Middlesex County Impt. Auth. Lease Rev. 5% 12/15/2025	1,142,970
1,000M	Monmouth County Impt. Auth. Rev. 5% 1/15/2029	1,178,200
		12,247,157

36

Principal
Amount	Security	Value
	Health Care—5.8%
	New Jersey State Health Care Facs. Fing. Authority Revenue:
$2,000M	Hackensack Univ. Med. Ctr. 5.25% 1/1/2031	$ 2,158,820
1,000M	Virtua Health 5.5% 7/1/2038	1,095,010
		3,253,830
	Housing—10.1%
	New Jersey State Hsg. & Mtg. Fin. Agy. Revenue:
2,045M	Mtg. Rev. 6.375% 10/1/2028	2,290,523
895M	Multi-Family Hsg. 6.05% 11/1/2017	911,933
2,000M	Newark Hsg. Auth. Rev. (South Ward Police Facility)
	6.75% 12/1/2038	2,483,640
		5,686,096
	Industrial Development Revenue/Pollution
	Control Revenue—3.9%
1,665M	Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021	2,178,153
	Lease—6.2%
1,000M	Hudson County Impt. Authority Lease Rev. 5.375% 10/1/2024	1,217,540
	New Jersey State Equip. Lease Purchase Revenue:
1,000M	5.25% 6/15/2027	1,116,820
1,000M	5.25% 6/15/2028	1,110,210
		3,444,570
	Other Tax—9.4%
1,000M	New Jersey Environmental Infrastructure Tr. Rev. 5% 9/1/2027	1,189,980
	Puerto Rico Sales Tax Fing. Revenue:
500M	6.5% 8/1/2035	594,575
1,000M	5.75% 8/1/2037	1,099,610
2,175M	5.25% 8/1/2040	2,360,528
		5,244,693
	Pre-Refunded/Escrowed-to-Maturity—7.2%
2,145M	Atlantic County Impt. Auth. Lux. Tax 7.4% 7/1/2016	2,438,543
1,500M	New Jersey State Health Care Facs. Fing. Authority Rev.
	(General Hospital Center at Passaic) 6% 7/1/2014	1,582,155
		4,020,698

37

Portfolio of Investments (continued)
NEW JERSEY TAX EXEMPT FUND
June 30, 2012

Principal
Amount	Security		Value
	State General Obligation—2.0%
$1,000M	Puerto Rico Commonwealth 6% 7/1/2028		$ 1,110,620
	Toll & Turnpike—4.0%
	New Jersey St. Turnpike Auth. Rev.
1,000M	5% 1/1/2031		1,110,450
1,000M	5% 1/1/2035		1,126,000
			2,236,450
	Transportation—2.0%
1,000M	Port Authority of New York & New Jersey 5% 10/15/2031		1,138,190
	Water/Sewer—1.9%
1,000M	North Hudson Sewerage Auth. Rev. 5% 6/1/2042		1,085,560
Total Value of Municipal Bonds (cost $49,382,898)		98.8%	55,412,027
Other Assets, Less Liabilities		1.2	699,584
Net Assets		100.0%	$56,111,611

38	See notes to financial statements

Fund Expenses (unaudited)
NEW YORK TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/12)	(6/30/12)	(1/1/12–6/30/12)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,036.51	$4.91
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,020.04	$4.87
Expense Example – Class B Shares
Actual	$1,000.00	$1,033.10	$8.44
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.56	$8.37

*	Expenses are equal to the annualized expense ratio of .97% for Class A shares and 1.67% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2012, and are based on the total value of investments.

39

Portfolio of Investments
NEW YORK TAX EXEMPT FUND
June 30, 2012

Principal
Amount	Security	Value
	MUNICIPAL BONDS—100.8%
	Appropriation—10.3%
$2,000M	Hudson Yards Infra. Corp. Rev. 5.375% 2/15/2047	$ 2,301,180
1,000M	New York City Hsg. Dev. Corp. Rev. (Cap. Funding Prog.)
	5% 7/1/2025	1,057,660
	New York State Dormitory Authority Revenue:
	City University:
2,085M	5.75% 7/1/2013	2,131,954
3,000M	6% 7/1/2020	3,763,710
1,000M	Mental Health Services 5% 2/15/2033	1,091,550
	Special Act School Districts Program:
650M	6% 7/1/2012	650,188
1,460M	6% 7/1/2013	1,466,000
1,500M	State University 5.25% 5/15/2021	1,806,675
2,600M	Syracuse Indl. Dev. Agy. Sch. Fac. Rev. 5% 5/1/2027	2,969,564
		17,238,481
	Education—11.4%
500M	Albany Indl. Dev. Agy. Civic Fac. Rev. 5.5% 5/1/2032	564,055
1,500M	Canton Capital Resource Corp. Student Hsg. Fac. Rev.
	5% 5/1/2030	1,600,530
	New York State Dormitory Authority Revenue:
2,350M	Colgate University 6% 7/1/2021	2,929,862
1,000M	Fordham University 5% 7/1/2028	1,128,600
	New York University:
1,610M	6% 7/1/2018	2,019,858
2,310M	5% 7/1/2037	2,613,927
1,200M	Pratt Institute 5% 7/1/2034	1,294,344
500M	Skidmore College 5% 7/1/2027	568,885
1,000M	St. Johns University 5% 7/1/2024	1,116,440
1,200M	Teachers College 5% 7/1/2031	1,365,504
3,500M	The New School 5.5% 7/1/2043	3,916,360
		19,118,365
	Electric—3.5%
5,000M	Long Island Power Auth. Elec. Rev. 5.5% 5/1/2033	5,772,500
	General Obligation—18.8%
5,000M	Erie Cnty. Indl. Dev. Agy. 5.75% 5/1/2026	5,824,100
1,000M	Monroe County 5% 6/1/2029	1,116,540
4,465M	Nassau County 5% 10/1/2029	4,958,606
1,835M	New York City 5.75% 8/1/2018	1,843,606

40

Principal
Amount	Security	Value
	General Obligation (continued)
	New York State Dormitory Authority Revenue:
$5,520M	Albany Public Library 5% 7/1/2030	$ 5,815,486
1,000M	Master Boces Program 5% 8/15/2028	1,115,560
	School Districts Financing Program:
1,000M	Albany 5% 10/1/2031	1,109,190
3,400M	Croton Hudson 5.625% 10/1/2029	3,918,024
1,000M	Williamsville 5.25% 4/1/2021	1,010,940
1,540M	Niagara Falls Public Improvement 7.5% 3/1/2015	1,773,895
	Yonkers:
1,000M	5.125% 7/1/2016	1,002,650
1,000M	5.25% 7/1/2017	1,002,520
1,000M	5.25% 7/1/2018	1,002,250
		31,493,367
	Health Care—3.4%
625M	Dutchess Cnty. Indl. Dev. Agy. Civic Fac. Rev.
	5.5% 4/1/2030	699,413
	New York State Dormitory Authority Revenue:
2,000M	North Shore Long Island Jewish Oblig. Group 5% 5/1/2039 (a)	2,118,660
	NYSARC:
1,140M	5% 7/1/2025	1,283,914
500M	6% 7/1/2036	572,555
1,000M	United Cerebral Palsy 5.125% 7/1/2021	1,010,980
		5,685,522
	Housing—2.4%
1,000M	Buffalo & Erie Cnty. Indl. Dev. Corp. Rev. 6% 10/1/2031	1,194,980
1,840M	New York City Hsg. Dev. Corp. Rev. (Multi-Family Hsg. Rev.)
	5% 11/1/2026	2,029,354
765M	New York State Mtg. Agy. Mtg. Revenue 5.5% 10/1/2028	839,343
		4,063,677
	Lease—3.4%
	New York City Indl. Dev. Agy. Revenue:
1,250M	Queens Baseball Stadium Pilot 6.125% 1/1/2029	1,400,450
1,000M	Yankee Stadium Pilot 7% 3/1/2049	1,188,580
2,500M	New York State Dormitory Authority Rev. (Court Facs. Lease)
	5.5% 5/15/2027	3,127,300
		5,716,330

41

Portfolio of Investments (continued)
NEW YORK TAX EXEMPT FUND
June 30, 2012

Principal
Amount	Security	Value
	Other Revenue—4.0%
$3,000M	Nassau Cnty. Swr. & Storm Wtr. Fin. Auth. 5.375% 11/1/2028	$ 3,495,900
2,000M	New York State Dormitory Authority Rev.
	(New York-Presbyterian Hospital) 5.25% 2/15/2024	2,152,300
1,000M	New York State Liberty Dev. Corp. Rev. 5% 12/15/2041	1,112,670
		6,760,870
	Other Tax—18.0%
5,000M	JPMorgan Chase Putters 9.268% 12/15/2024 (b)	6,702,700
1,000M	Metropolitan Transit Authority of New York (Dedicated Tax Rev.)
	5% 11/15/2031	1,117,730
	New York City Transitional Fin. Auth. Revenue:
2,500M	5% 2/1/2028	2,901,700
1,000M	5% 11/1/2033	1,129,620
1,500M	5% 11/1/2038	1,683,570
	New York State Dormitory Authority Rev.
	Personal Income Tax Revenue:
2,500M	5% 3/15/2026	2,957,725
3,000M	5.75% 3/15/2036	3,551,010
1,000M	5% 3/15/2041	1,112,140
2,000M	New York State Urban Corp. Dev. Corp. Rev.
	Personal Income Tax 5% 12/15/2027	2,358,240
	Puerto Rico Sales Tax Fing. Revenue:
5,000M	5.75% 8/1/2037	5,498,050
1,000M	5.25% 8/1/2040	1,085,300
		30,097,785
	Pre-Refunded/Escrowed-to-Maturity—8.1%
4,500M	Buffalo School District 5.375% 11/15/2012 (c)	4,588,830
2,500M	Metropolitan Trans. Auth. Rev. 5% 11/15/2012 (c)	2,534,000
480M	New York State Dormitory Authority Rev.
	(Judicial Facs. Lease) 7.375% 7/1/2016	545,477
5,000M	Suffolk County Water Auth. Rev. 6% 6/1/2017	5,916,250
		13,584,557
	Toll & Turnpike—3.3%
5,000M	New York State Thruway Auth. (General Revenue)
	5% 1/1/2026	5,541,250

42

Principal
Amount	Security	Value
	Transportation—10.9%
	Metropolitan Trans. Auth. New York Revenue:
$5,000M	Highway Rev. Tolls 5.25% 11/15/2022	$ 5,311,000
1,000M	Transit Rev. 5% 11/15/2032 (a)	1,113,430
	New York State Thruway Authority Revenue:
2,500M	General Revenue 5% 1/1/2042 (a)	2,717,700
3,110M	Highway & Bridge Tr. Fd. Auth. 5% 4/1/2027	3,489,936
5,000M	Port Authority of New York & New Jersey 5% 10/15/2031	5,690,950
		18,323,016
	Water/Sewer—3.3%
2,750M	New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021	3,664,568
1,500M	Upper Mohawk Valley Regl. Fin. Auth. 6.25% 4/1/2029	1,840,785
		5,505,353
Total Value of Municipal Bonds (cost $150,413,799)	100.8%	168,901,073
Excess of Liabilities Over Other Assets	(.8)	(1,280,343)
Net Assets	100.0%	$167,620,730

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis
(see Note 1E).

(b)	Inverse floating rate security (see Note 1F). Interest rate is determined and reset periodically and is the rate in effect at June 30, 2012.

(c)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements	43

Fund Expenses (unaudited)
NORTH CAROLINA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/12)	(6/30/12)	(1/1/12–6/30/12)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,035.92	$5.16
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.79	$5.12
Expense Example – Class B Shares
Actual	$1,000.00	$1,031.67	$8.69
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.31	$8.62

*	Expenses are equal to the annualized expense ratio of 1.02% for Class A shares and 1.72% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2012, and are based on the total value of investments.

44

Portfolio of Investments
NORTH CAROLINA TAX EXEMPT FUND
June 30, 2012

Principal
Amount	Security	Value
	MUNICIPAL BONDS—99.0%
	Combined Utility—9.0%
$1,000M	Concord Utilities Sys. Rev. 5% 12/1/2027	$ 1,116,390
1,065M	Raleigh Comb. Enterprise Sys. Rev. 5% 3/1/2030	1,257,286
		2,373,676
	Education—4.3%
1,000M	University of North Carolina Sys. Pool Rev. 5% 10/1/2025	1,130,180
	Electric—4.3%
1,000M	North Carolina Eastern Municipal Power Agency Rev.
	6% 1/1/2019	1,147,150
	Health Care—16.5%
1,000M	Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.
	5.25% 1/15/2034	1,108,020
1,000M	Nash Health Care Sys. Rev. 5.5% 11/1/2026	1,118,610
1,000M	New Hanover Cnty. Hosp. Rev. 5% 10/1/2027	1,101,250
1,000M	North Carolina Medical Care 5% 11/1/2034	1,048,550
		4,376,430
	Lease—27.5%
	Cabarrus County:
1,000M	5.25% 6/1/2027	1,130,550
1,000M	5% 1/1/2029	1,108,370
1,000M	Charlotte 5% 6/1/2029	1,108,660
1,000M	Durham County 5% 6/1/2027	1,122,890
500M	Harnett County 5% 6/1/2027	552,240
1,000M	Monroe 5.5% 3/1/2034	1,103,330
1,000M	Salisbury 5.625% 3/1/2026	1,149,340
		7,275,380
	Other Tax—6.2%
	Puerto Rico Sales Tax Fing. Revenue:
1,000M	5.75% 8/1/2037	1,099,610
500M	5.25% 8/1/2040	542,650
		1,642,260

45

Portfolio of Investments (continued)
NORTH CAROLINA TAX EXEMPT FUND
June 30, 2012

Principal
Amount	Security	Value
	Pre-Refunded/Escrowed-to-Maturity—15.0%
$1,000M	Brunswick County Enterprise Sys. Rev. 5.25% 4/1/2014 (a)	$ 1,085,220
500M	Harnett County 5.125% 12/1/2012 (a)	515,460
1,000M	Lincoln County 5.5% 6/1/2018 (a)	1,266,090
1,000M	North Carolina Medical Care Community Health Facility Rev.
	5.625% 10/1/2014 (a)	1,116,840
		3,983,610
	Toll & Turnpike—4.3%
1,000M	North Carolina Tpk. Auth. Rev. 5.375% 1/1/2026	1,130,270
	Water/Sewer—11.9%
1,000M	Buncombe County Enterprise Sys. Rev. 5% 7/1/2034	1,111,170
	Dare County Utilities Sys. Revenue:
320M	5% 2/1/2030	368,265
465M	5% 2/1/2031	532,104
1,000M	Oak Island Enterprise Sys. Wastewater Rev. 6% 6/1/2034	1,144,220
		3,155,759
Total Value of Municipal Bonds (cost $23,356,053)	99.0%	26,214,715
Other Assets, Less Liabilities	1.0	258,008
Net Assets	100.0%	$26,472,723

(a) Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

46	See notes to financial statements

Fund Expenses (unaudited)
OHIO TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/12)	(6/30/12)	(1/1/12–6/30/12)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,038.50	$5.27
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.69	$5.22
Expense Example – Class B Shares
Actual	$1,000.00	$1,035.23	$8.80
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.21	$8.72

*	Expenses are equal to the annualized expense ratio of 1.04% for Class A shares and 1.74% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2012, and are based on the total value of investments.

47

Portfolio of Investments
OHIO TAX EXEMPT FUND
June 30, 2012

Principal
Amount	Security	Value
	MUNICIPAL BONDS—98.7%
	Education—20.6%
$1,000M	Cuyahoga Cmnty. College Dist. General Receipts 5% 12/1/2022	$ 1,030,230
500M	Ohio St. Higher Educational Fac. Rev. (Univ. Dayton Proj.)
	5.375% 12/1/2030	556,100
500M	Ohio Univ. Gen. Receipts Athens 5% 12/1/2042	551,590
1,000M	University Akron Gen. Receipts 5% 1/1/2028	1,116,780
500M	University of Cincinnati 5% 6/1/2031	577,595
1,000M	Youngstown State University General Receipts 5.25% 12/15/2029	1,111,510
		4,943,805
	Electric—3.5%
	American Mun. Power Revenue:
250M	Fremont Energy Center 5% 2/15/2042	269,907
500M	Prairie State Energy Campus 5.375% 2/15/2028	562,400
		832,307
	General Obligation—39.7%
720M	Adams County Valley Local School District 7% 12/1/2015	790,416
500M	Avon Local School District 6.5% 12/1/2015	588,070
1,000M	Beavercreek County School District 5% 12/1/2029	1,127,150
1,000M	Beavercreek Local School District 6.6% 12/1/2015	1,108,940
1,000M	Cleveland Municipal School District 5.25% 12/1/2023	1,084,310
1,000M	Franklin County 5% 12/1/2031	1,142,090
655M	Jefferson County Jail Construction 5.75% 12/1/2019	739,849
	Richland County Correctional Facs. Improvement:
400M	6% 12/1/2028	464,416
250M	6.125% 12/1/2033	286,285
1,000M	St. Mary’s City School District 5% 12/1/2025	1,110,450
1,000M	Wapakoneta City School District 5% 12/1/2025	1,112,750
		9,554,726
	Health Care—15.9%
500M	Franklin County Hosp. Rev. 5% 11/1/2034	540,580
1,000M	Lorain County Hosp. Rev. 5% 4/1/2033	1,060,020
1,000M	Montgomery County Rev. 5.5% 5/1/2034	1,122,270
1,000M	Ohio St. Higher Educational Fac. Rev. 5.25% 1/1/2033	1,094,010
		3,816,880

48

Principal
Amount	Security	Value
	Housing—4.8%
	Ohio State Hsg. Fin. Agy. Residential Mtg. Revenue:
$ 650M	6.125% 9/1/2028	$ 688,968
440M	5.45% 9/1/2033	459,571
		1,148,539
	Other Revenue—4.6%
1,000M	Summit County Port Auth. Rev. 5.375% 12/1/2030	1,116,780
	Other Tax—4.7%
1,000M	Puerto Rico Sales Tax Fing. Rev. 6% 8/1/2042	1,118,100
	State General Obligation—4.9%
1,000M	Ohio State 5.375% 9/1/2028	1,183,930
Total Value of Municipal Bonds (cost $21,534,450)	98.7%	23,715,067
Other Assets, Less Liabilities	1.3	324,327
Net Assets	100.0%	$24,039,394

See notes to financial statements	49

Fund Expenses (unaudited)
OREGON TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/12)	(6/30/12)	(1/1/11–6/30/12)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,040.00	$5.12
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.84	$5.07
Expense Example – Class B Shares
Actual	$1,000.00	$1,037.28	$8.66
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.36	$8.57

*	Expenses are equal to the annualized expense ratio of 1.01% for Class A shares and 1.71% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2012, and are based on the total value of investments.

50

Portfolio of Investments
OREGON TAX EXEMPT FUND
June 30, 2012

Principal
Amount	Security	Value
	MUNICIPAL BONDS—98.3%
	Airport—2.1%
$1,000M	Port of Portland Airport Rev. 5% 7/1/2029	$ 1,093,350
	Education—2.2%
1,000M	Oregon State Facs. Auth. Rev. (Reed College) 5% 7/1/2029	1,157,190
	General Obligation—44.9%
	Beaverton School District #48J:
750M	5% 6/1/2031	875,288
1,500M	5.125% 6/1/2036	1,758,300
1,000M	Central Oregon Community College Dist. 5% 6/15/2030	1,166,490
1,000M	Chemeketa Community College Dist. 5% 6/15/2025	1,170,420
1,000M	Clackamas Community College Dist. 5% 5/1/2024	1,088,950
1,000M	Clackamas County School Dist. #7J, 5.25% 6/1/2021	1,266,030
	Clackamas & Washington Cntys. Sch. Dist. #3:
500M	5% 6/15/2030	590,675
500M	5% 6/15/2032	581,205
1,000M	Deschutes & Jefferson Cntys. School Dist. #2J, 6% 6/15/2030	1,243,740
1,000M	Gresham 5.375% 6/1/2017	1,000,430
	Jackson County School District #549C:
1,000M	5% 12/15/2027	1,157,270
1,000M	5% 6/15/2030	1,113,320
635M	Jefferson County School District #509J, 5.25% 6/15/2019	637,419
1,000M	Linn Cnty School Dist. #55, 5.5% 6/15/2027	1,332,070
1,000M	Multnomah County School District #3, 5% 6/30/2035	1,130,230
1,225M	Newport Zero Coupon 6/1/2029	678,160
1,000M	Polk Marion & Benton Cntys. School District #13J, 5% 6/15/2027	1,136,230
1,000M	Puerto Rico Commonwealth 5.375% 7/1/2025	1,110,710
500M	Redmond Terminal Expansion Project 5% 6/1/2034	545,260
1,000M	Salem 5% 6/1/2028	1,137,880
600M	Washington and Clackamas Counties School District #23,
	5.25% 6/1/2016	705,000
1,000M	Washington Cnty. School District #15 Zero Coupon 6/15/2023	740,720
1,000M	Yamhill County School Dist #40, 5% 6/15/2023	1,156,930
		23,322,727
	Health Care—5.4%
1,000M	Deschutes County Hosp. Facs. Rev. 5.375% 1/1/2035	1,077,320
1,000M	Medford Hosp. Facs. Auth. Rev. 5.5% 8/15/2028	1,157,610
500M	Oregon State Facs. Auth. Rev. 5% 3/15/2030	543,060
		2,777,990

51

Portfolio of Investments (continued)
OREGON TAX EXEMPT FUND
June 30, 2012

Principal
Amount	Security	Value
	Housing—1.7%
$ 790M	Oregon State Hsg. & Cmnty. Svcs. Dept. Mtg. Rev.
	5.35% 7/1/2030	$ 856,439
	Industrial Development Revenue/Pollution
	Control Revenue—1.1%
500M	Port Morrow Pollution Ctl. Rev. 5% 5/1/2033	551,255
	Lease—3.1%
	Puerto Rico Pub. Bldgs. Auth. Govt. Facs. Revenue:
1,000M	5.25% 7/1/2027	1,070,980
500M	6% 7/1/2028	557,860
		1,628,840
	Other Tax—16.4%
1,000M	Oregon State Admin. Svcs. Lottery Rev. 5% 4/1/2026	1,165,260
	Oregon State Department Trans. Hwy. User Tax Revenue:
1,000M	5% 11/15/2028	1,127,590
1,000M	5% 11/15/2031	1,127,590
	Portland Urban Renewal & Redevelopment:
500M	Cent. Eastside 5.25% 6/15/2030	546,870
500M	Interstate Corridor 5% 6/15/2031	529,030
250M	Lents Town Ctr. 5% 6/15/2030	269,815
325M	River District 5% 6/15/2031 (a)	353,012
	Puerto Rico Sales Tax Financing Revenue:
1,500M	5.25% 8/1/2040	1,627,950
1,575M	6% 8/1/2042	1,761,007
		8,508,124
	Pre-Refunded/Escrowed-to-Maturity—3.0%
405M	Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev.
	4.95% 7/1/2012 (b)	405,105
1,000M	Tillamook & Yamhill Counties School District #101,
	5% 6/15/2015 (b)	1,132,990
		1,538,095

52

Principal
Amount	Security	Value
	State General Obligation—2.2%
$1,000M	Oregon State 5% 5/1/2036	$ 1,162,320
	Toll & Turnpike—1.2%
595M	Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev.
	4.95% 7/1/2026	635,704
	Water/Sewer—15.0%
750M	Lane Cnty. Met. Wastewater 5.25% 11/1/2028	852,518
	Portland Sewer System Revenue:
1,000M	4.75% 6/15/2025	1,121,000
1,000M	5% 6/15/2027	1,128,960
1,000M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev.
	5% 7/1/2028	1,060,310
1,000M	Sunrise Water Authority Water Rev. 5.25% 3/1/2024	1,061,760
2,250M	Tigard Water System Rev. 5% 8/1/2037	2,537,798
		7,762,346
Total Value of Municipal Bonds (cost $45,718,972)	98.3%	50,994,380
Other Assets, Less Liabilities	1.7	907,194
Net Assets	100.0%	$51,901,574

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis
(see Note 1E).

(b)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements	53

Fund Expenses (unaudited)
PENNSYLVANIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/12)	(6/30/12)	(1/1/12–6/30/12)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,038.24	$5.17
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.79	$5.12
Expense Example – Class B Shares
Actual	$1,000.00	$1,035.70	$8.71
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.31	$8.62

*	Expenses are equal to the annualized expense ratio of 1.02% for Class A shares and 1.72% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2012, and are based on the total value of investments.

54

Portfolio of Investments
PENNSYLVANIA TAX EXEMPT FUND
June 30, 2012

Principal
Amount	Security	Value
	MUNICIPAL BONDS—99.2%
	Airport—2.8%
$1,000M	Philadelphia Airport Rev. 5.375% 6/15/2029	$ 1,093,030
	Appropriation—2.8%
1,000M	Commonwealth Financing Auth. Rev. 5% 6/1/2031	1,101,490
	Education—4.4%
1,000M	Northampton Cnty. Auth. Rev. 5.5% 11/15/2033	1,137,310
500M	State Pub. Sch. Bldg. 5.5% 3/1/2031	566,420
		1,703,730
	General Obligation—37.7%
1,000M	Beaver County 5.55% 11/15/2031	1,107,870
1,000M	Boyertown Area School District 5% 10/1/2023	1,107,420
1,000M	Centennial Bucks County School District 5.125% 12/15/2032	1,154,930
1,000M	Daniel Boone Area School District 5% 8/15/2029	1,096,200
1,000M	East Stroudsburg Area School District 5% 9/1/2029	1,092,380
1,000M	Easton Area School District 5.2% 4/1/2028	1,119,830
1,000M	Erie Parking Auth. Facs. Rev. 5.2% 9/1/2035	1,136,230
1,000M	Methacton School District 6.375% 3/1/2024	1,204,700
1,000M	Philadelphia 7% 7/15/2028	1,149,820
1,000M	Philadelphia School District 6% 9/1/2038	1,137,340
1,000M	Reading 6.25% 11/1/2033	1,137,710
1,000M	Scranton School District 5% 7/15/2027	1,092,100
1,000M	West Mifflin Area School District 5.375% 4/1/2028	1,145,230
		14,681,760
	Health Care—17.7%
1,000M	Allegheny County Hosp. Dev. Auth. Rev. 5.375% 8/15/2029	1,121,690
545M	Berks County Municipal Auth. Hosp. Rev. 5.7% 10/1/2014	568,152
1,000M	Central Bradford Progress Auth. Hosp. Rev. 5.5% 12/1/2031	1,163,240
1,000M	Geisinger Auth. Hlth. Systems Rev. 5.125% 6/1/2034	1,096,210
1,000M	Penn. St. Higher Educ. Facs. Auth. Hlth. Rev. 5.5% 8/15/2018	1,211,800
500M	Philadelphia Hosp. & Hgr. Ed. Facs. Rev. 5% 7/1/2032	564,715
1,000M	Southcentral Gen. Auth. Rev. 6% 6/1/2025	1,155,360
		6,881,167
	Housing—1.4%
500M	Reading Housing Auth. Multi-Family Hsg. Mtg. Rev.
	5.25% 6/1/2032	546,170

55

Portfolio of Investments (continued)
PENNSYLVANIA TAX EXEMPT FUND
June 30, 2012

Principal
Amount	Security	Value
	Lease—1.4%
$ 500M	Penn. St. Econ. Dev. Fin. Auth. Govt. Lease Rev. 5% 3/1/2034	$ 545,410
	Other Tax—7.9%
1,000M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2024	1,166,240
500M	Pittsburgh & Allegheny Cnty. Regl. Asset Dist. 5% 2/1/2031	550,390
	Puerto Rico Sales Tax Fing. Corp. Revenue:
1,000M	5.75% 8/1/2037	1,099,610
250M	5.25% 8/1/2040	271,325
		3,087,565
	Pre-Refunded/Escrowed-to-Maturity—1.3%
500M	Pittsburgh Water & Sewer Auth. Rev. 6.5% 9/1/2013	518,795
	Toll & Turnpike—8.6%
	Pennsylvania State Turnpike Comm. Tpk. Revenue:
1,000M	6% 6/1/2028	1,160,760
1,000M	5% 6/1/2029	1,099,540
1,000M	5% 12/1/2037	1,108,050
		3,368,350
	Water/Sewer—13.2%
1,000M	Bucks County Water & Sewer Auth. Rev. 5% 12/1/2035	1,099,760
1,000M	Erie Water Auth. Rev. 5% 12/1/2031	1,107,260
1,000M	Philadelphia Water & Wastewater Rev. 5% 1/1/2036	1,086,140
740M	Pittsburgh Water & Sewer Auth. Rev. 6.5% 9/1/2013	762,703
1,000M	Scranton Sewer Auth. Rev. 5.25% 12/1/2031	1,103,490
		5,159,353
Total Value of Municipal Bonds (cost $34,527,104)	99.2%	38,686,820
Other Assets, Less Liabilities	.8	304,035
Net Assets	100.0%	$38,990,855

56	See notes to financial statements

Fund Expenses (unaudited)
VIRGINIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 3 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(1/1/12)	(6/30/12)	(1/1/12–6/30/12)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,028.90	$5.15
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.79	$5.12
Expense Example – Class B Shares
Actual	$1,000.00	$1,025.45	$8.66
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.31	$8.62

*	Expenses are equal to the annualized expense ratio of 1.02% for Class A shares and 1.72% for
Class B shares, multiplied by the average account value over the period, multiplied by 182/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2012, and are based on the total value of investments.

57

Portfolio of Investments
VIRGINIA TAX EXEMPT FUND
June 30, 2012

Principal
Amount	Security	Value
	MUNICIPAL BONDS—103.3%
	Airport—5.6%
$1,000M	Capital Regional Airport Rev. 5% 7/1/2024	$ 1,112,070
1,000M	Metropolitan Washington, D.C. Airport Auth. Sys. Rev.
	5% 10/1/2026	1,126,850
		2,238,920
	Appropriation—4.3%
	Arlington Cnty. Indl. Dev. Auth. Revenue:
500M	5% 2/15/2029	573,770
500M	5% 2/15/2030	564,980
500M	Fairfax Cnty. Econ Dev. Auth. Rev. 5% 3/1/2033	563,025
		1,701,775
	Combined Utility—2.8%
1,000M	Richmond Public Util. Rev. 5% 1/15/2040	1,110,810
	Education—4.1%
500M	Prince William Cnty. Indl. Dev. Auth. 5.5% 9/1/2034	562,600
1,000M	University of Virginia University Revs. 5% 6/1/2037	1,094,100
		1,656,700
	General Obligation—24.3%
1,000M	Danville 5% 8/1/2029	1,163,230
500M	Hanover Cnty. 5.25% 1/15/2031	599,445
1,000M	Hopewell 5.875% 7/15/2034	1,160,320
1,000M	Norfolk Capital Improvement 5% 10/1/2042	1,117,420
500M	Portsmouth 5% 7/15/2033	579,810
500M	Powhatan Cnty. 5% 1/15/2032	566,520
1,000M	Richmond Pub. Impt. 5% 3/1/2031	1,169,080
	Virginia St. Public School Authority Revenue:
1,000M	5% 8/1/2026	1,141,500
1,000M	5% 8/1/2028	1,150,740
1,000M	Waynesboro 5% 1/15/2034	1,066,180
		9,714,245
	Health Care—5.6%
1,000M	Fairfax Cnty. Indl. Dev. Auth. Rev. 5.25% 5/15/2026	1,145,610
1,000M	Norfolk Econ. Dev. Auth. Hlth. Care Facs. Rev. 5% 11/1/2036	1,103,110
		2,248,720

58

Principal
Amount	Security	Value
	Housing—2.8%
$ 980M	Virginia State Hsg. Dev. Auth. Single-Family Mtg. Rev.
	6% 7/1/2025	$ 1,113,084
	Lease—16.7%
1,000M	Bedford County Econ. Dev. Auth. Lease Rev. 5.25% 5/1/2031	1,065,450
1,000M	New Kent Cnty. Economic Dev. Auth. Lease Rev. 5% 2/1/2024	1,096,850
1,000M	Roanoke Cnty. Econ. Dev. Auth. Lease Rev. 5% 10/15/2027	1,114,320
1,000M	Stafford County Indl. Dev. Authority Rev. 5.25% 8/1/2031	1,063,940
1,000M	Virginia St. Pub. Bldg. Auth. Public Facs. Rev. 5% 8/1/2025	1,198,330
1,000M	Washington Cnty. Indl. Dev. Auth. Lease Rev. 5.25% 8/1/2030	1,133,240
		6,672,130
	Other Revenue—5.7%
	Virginia St. Res. Auth. Infrastructure Revenue:
1,000M	5% 11/1/2029	1,142,500
1,000M	5% 11/1/2033	1,137,950
		2,280,450
	Other Tax—10.9%
	Puerto Rico Sales Tax Fing. Revenue:
1,015M	5.75% 8/1/2037	1,116,104
1,000M	5.25% 8/1/2040	1,085,300
1,000M	6% 8/1/2042	1,118,100
1,000M	Southwest Regional Jail Authority Rev. 5.125% 9/1/2021	1,022,340
		4,341,844
	Pre-Refunded/Escrowed-to-Maturity—8.8%
1,000M	Harrisonburg 5% 7/15/2012 (a)	1,012,160
500M	Powhatan Cnty. Econ. Dev. Auth. Lease Rev. 5.125% 7/15/2012 (a)	506,105
	Roanoke Industrial Development Auth. Hosp. Revenue:
800M	Carilion Health Sys. 5.5% 7/1/2012 (a)	800,232
1,000M	Roanoke Memorial Hosp. Proj. 6.125% 7/1/2017	1,177,240
		3,495,737
	Transportation—2.9%
1,000M	Washington, D.C. Met. Area Trans. Auth. Rev. 5.25% 7/1/2029	1,142,230

59

Portfolio of Investments (continued)
VIRGINIA TAX EXEMPT FUND
June 30, 2012

Principal
Amount	Security		Value
	Water/Sewer—8.8%
$1,000M	Hampton Roads Sanitation Dist. Wastewater Rev. 5% 4/1/2033		$ 1,100,240
500M	Hopewell Swr. Sys. Rev. 5% 7/15/2033		567,035
700M	Puerto Rico Commonwealth Aqueduct & Swr. Auth. Rev.
	5% 7/1/2028		742,217
1,000M	Upper Occoquan Sewer Auth. Rev. 5% 7/1/2024		1,108,560
			3,518,052
Total Value of Municipal Bonds (cost $37,861,376)		103.3%	41,234,697
Excess of Liabilities Over Other Assets		(3.3)	(1,304,046)
Net Assets		100.0%	$39,930,651

(a) Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

60	See notes to financial statements

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61

Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2012

			SINGLE STATE TAX EXEMPT FUND

	TAX EXEMPT	TAX EXEMPT II	CALIFORNIA	CONNECTICUT	MASSACHUSETTS	MICHIGAN	MINNESOTA
Assets
Investments in securities:
At identified cost	$632,122,828	$231,303,358	$35,726,591	$31,792,325	$23,136,810	$20,308,879	$21,531,378

At value (Note 1A)	$717,653,649	$253,886,867	$39,657,103	$34,791,801	$25,444,089	$22,831,018	$23,915,361
Cash	—	5,842,900	—	652,476	53,023	91,356	—
Receivables:
Interest	12,311,276	3,308,607	614,375	605,180	356,622	319,528	324,060
Investment securities sold	3,260,000	3,217,932	1,181,000	739,312	1,167,880	1,101,800	—
Shares sold	342,279	357,151	692,556	4,108	38,769	685	738
Other assets	93,114	29,209	4,384	4,626	3,296	3,237	3,002
Total Assets	733,660,318	266,642,666	42,149,418	36,797,503	27,063,679	24,347,624	24,243,161

Liabilities
Cash overdraft	100,993	—	29,915	—	—	—	72,003
Payables:
Investment securities purchased	17,308,102	7,732,436	1,701,108	731,933	1,166,000	1,095,520	—
Dividends payable	598,568	119,491	31,243	19,591	15,390	18,493	15,114
Shares redeemed	296,871	225,040	24,490	40,293	10,500	15,000	12,058
Accrued advisory fees	322,331	115,603	17,911	16,146	11,718	10,498	10,868
Accrued shareholder servicing costs	26,740	13,692	1,694	1,267	952	864	811
Accrued expenses	42,667	17,526	8,770	9,226	9,439	7,924	6,399
Total Liabilities	18,696,272	8,223,788	1,815,131	818,456	1,213,999	1,148,299	117,253
Net Assets	$714,964,046	$258,418,878	$40,334,287	$35,979,047	$25,849,680	$23,199,325	$24,125,908
Net Assets Consist of:
Capital paid in	$634,735,439	$236,574,581	$36,872,195	$32,781,233	$23,332,080	$20,618,137	$21,865,075
Undistributed net investment income	256,148	3,341	15,132	15,297	22,680	4,334	21,277
Accumulated net realized gain (loss) on investments
and swap agreements	(5,558,362)	(742,553)	(483,552)	183,041	187,641	54,715	(144,427)
Net unrealized appreciation in value of investments	85,530,821	22,583,509	3,930,512	2,999,476	2,307,279	2,522,139	2,383,983
Total	$714,964,046	$258,418,878	$40,334,287	$35,979,047	$25,849,680	$23,199,325	$24,125,908

Net Assets:
Class A	$713,220,996	$254,309,472	$40,053,223	$35,235,910	$25,452,660	$22,950,592	$24,056,284
Class B	$1,743,050	$4,109,406	$281,064	$743,137	$397,020	$248,733	$69,624
Shares of beneficial interest outstanding (Note 2):
Class A	70,359,008	15,141,141	3,151,899	2,525,398	2,065,637	1,810,494	1,893,448
Class B	172,214	244,993	22,115	53,314	32,237	19,647	5,484
Net asset value and redemption price
per share – Class A	$10.14	$16.80	$12.71	$13.95	$12.32	$12.68	$12.71
Maximum offering price per share – Class A
(Net asset value/.9425)*	$10.76	$17.82	$13.49	$14.80	$13.07	$13.45	$13.49
Net asset value and offering price per share – Class B
(Note 2)	$10.12	$16.77	$12.71	$13.94	$12.32	$12.66	$12.70

*On purchases of $100,000 or more, the sales charge is reduced.

62	See notes to financial statements	63

Statements of Assets and Liabilities
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2012

			SINGLE STATE TAX EXEMPT FUND

	NEW JERSEY	NEW YORK	NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA
Assets
Investments in securities:
At identified cost	$49,382,898	$150,413,799	$23,356,053	$21,534,450	$45,718,972	$34,527,104	$37,861,376

At value (Note 1A)	$55,412,027	$168,901,073	$26,214,715	$23,715,067	$50,994,380	$38,686,820	$41,234,697
Cash	268,156	333,037	64,515	403,607	825,710	35,268	—
Receivables:
Interest	824,529	2,210,007	337,531	208,806	496,986	466,298	670,936
Investment securities sold	—	2,818,843	243,915	—	—	892,750	—
Shares sold	161,150	87,791	—	22,708	1,505	2,782	58,703
Other assets	7,125	20,996	3,346	3,145	5,939	5,421	4,682
Total Assets	56,672,987	174,371,747	26,864,022	24,353,333	52,324,520	40,089,339	41,969,018

Liabilities
Cash overdraft	—	—	—	—	—	—	1,961,514
Payables:
Investment securities purchased	—	6,398,870	241,618	269,301	352,518	886,186	—
Dividends payable	52,586	151,572	18,674	16,211	26,158	52,536	38,346
Shares redeemed	471,572	103,376	109,885	8,037	9,350	130,837	10,000
Accrued advisory fees	25,395	75,502	11,951	10,865	23,296	17,625	17,881
Accrued shareholder servicing costs	1,806	6,309	983	939	1,987	1,530	1,496
Accrued expenses	10,017	15,388	8,188	8,586	9,637	9,770	9,130
Total Liabilities	561,376	6,751,017	391,299	313,939	422,946	1,098,484	2,038,367
Net Assets	$56,111,611	$167,620,730	$26,472,723	$24,039,394	$51,901,574	$38,990,855	$39,930,651

Net Assets Consist of:
Capital paid in	$49,948,738	$150,762,028	$23,636,795	$21,863,697	$46,770,756	$34,770,612	$36,982,246
Undistributed net investment income (loss)	56,148	88,838	21,048	(691)	8,029	35,436	13,915
Accumulated net realized gain (loss) on investments
and swap agreements	77,596	(1,717,410)	(43,782)	(4,229)	(152,619)	25,091	(438,831)
Net unrealized appreciation in value of investments	6,029,129	18,487,274	2,858,662	2,180,617	5,275,408	4,159,716	3,373,321
Total	$56,111,611	$167,620,730	$26,472,723	$24,039,394	$51,901,574	$38,990,855	$39,930,651

Net Assets:
Class A	$55,370,086	$166,387,008	$26,025,574	$23,818,435	$51,338,562	$38,509,341	$39,550,760
Class B	$741,525	$1,233,722	$447,149	$220,959	$563,012	$481,514	$379,891
Shares of beneficial interest outstanding (Note 2):
Class A	4,073,328	11,039,072	1,827,877	1,841,436	3,629,879	2,837,102	2,920,246
Class B	54,617	81,904	31,396	17,090	39,883	35,490	28,117
Net asset value and redemption price
per share – Class A	$13.59	$15.07	$14.24	$12.93	$14.14	$13.57	$13.54
Maximum offering price per share – Class A
(Net asset value/.9425)*	$14.42	$15.99	$15.11	$13.72	$15.00	$14.40	$14.37
Net asset value and offering price per share – Class B
(Note 2)	$13.58	$15.06	$14.24	$12.93	$14.12	$13.57	$13.51

*On purchases of $100,000 or more, the sales charge is reduced.

64	See notes to financial statements	65

Statements of Operations
FIRST INVESTORS TAX EXEMPT FUNDS
Six Months Ended June 30, 2012

			SINGLE STATE TAX EXEMPT FUND

	TAX EXEMPT	TAX EXEMPT II	CALIFORNIA	CONNECTICUT	MASSACHUSETTS	MICHIGAN	MINNESOTA
Investment Income
Interest income	$18,087,114	$5,279,595	$891,408	$779,768	$581,256	$539,532	$531,443

Expenses (Notes 1 and 5):
Advisory fees	2,119,393	731,055	113,867	105,057	77,732	69,815	71,388
Distribution plan expenses – Class A	1,067,664	359,115	56,563	51,453	38,247	34,526	35,593
Distribution plan expenses – Class B	9,510	21,373	1,237	3,585	2,065	1,271	338
Shareholder servicing costs	199,643	100,460	12,849	9,239	8,284	7,334	6,398
Professional fees	63,799	22,314	7,410	7,694	6,887	6,870	6,525
Registration fees	22,253	27,250	2,035	1,606	4,435	3,335	1,576
Custodian fees	23,084	13,118	2,979	2,656	2,471	2,113	2,190
Reports to shareholders	16,340	6,935	1,536	1,288	1,234	1,288	1,180
Trustees’ fees	19,215	6,405	1,003	941	697	623	640
Other expenses	46,396	19,966	5,427	5,044	3,993	3,456	3,094

Total expenses	3,587,297	1,307,991	204,906	188,563	146,045	130,631	128,922
Less: Expenses waived	(156,779)	(60,921)	(9,489)	(8,754)	(6,478)	(5,818)	(5,949)
Expenses paid indirectly	(1,531)	(523)	(81)	(75)	(56)	(50)	(51)

Net expenses	3,428,987	1,246,547	195,336	179,734	139,511	124,763	122,922
Net investment income	14,658,127	4,033,048	696,072	600,034	441,745	414,769	408,521

Realized and Unrealized Gain (Loss) on Investments
and Swap Agreements (Note 4):
Net realized gain (loss) on:
Investments	380,442	3,029,928	46,473	336,020	506,138	110,082	36,197
Swap agreements (Note 1F)	(1,862,333)	(654,333)	(95,633)	(90,600)	(65,434)	(55,367)	(50,333)
Net realized gain (loss) on investments
and swap agreements	(1,481,891)	2,375,595	(49,160)	245,420	440,704	54,715	(14,136)
Net unrealized appreciation of investments	13,669,353	4,390,100	1,047,558	292,907	78,760	362,639	415,917
Net gain on investments and swap agreements	12,187,462	6,765,695	998,398	538,327	519,464	417,354	401,781

Net Increase in Net Assets Resulting
from Operations	$26,845,589	$10,798,743	$1,694,470	$1,138,361	$961,209	$832,123	$810,302

66	See notes to financial statements	67

Statements of Operations
FIRST INVESTORS TAX EXEMPT FUNDS
Six Months Ended June 30, 2012

	SINGLE STATE TAX EXEMPT FUND

	NEW JERSEY	NEW YORK	NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA
Investment Income
Interest income	$1,304,618	$3,907,543	$606,246	$558,200	$1,073,180	$935,262	$856,982

Expenses (Notes 1 and 5):
Advisory fees	165,934	494,117	78,976	71,570	149,451	116,945	114,370
Distribution plan expenses – Class A	81,844	245,289	38,762	35,438	73,837	57,682	56,586
Distribution plan expenses – Class B	3,741	5,900	2,418	1,158	2,960	2,633	1,997
Shareholder servicing costs	14,945	48,631	6,340	6,612	16,800	11,547	10,797
Professional fees	9,188	17,452	6,415	6,675	8,274	8,056	7,663
Registration fees	1,687	2,525	1,677	1,676	1,680	1,677	1,677
Custodian fees	3,206	7,309	2,162	2,244	3,964	3,274	2,588
Reports to shareholders	1,774	3,960	1,196	1,201	1,817	1,527	1,501
Trustees’ fees	1,480	4,405	706	640	1,322	1,047	1,012
Other expenses	6,289	17,001	3,980	3,851	6,599	6,175	7,710

Total expenses	290,088	846,589	142,632	131,065	266,704	210,563	205,901
Less: Expenses waived	(13,828)	(41,176)	(6,581)	(5,964)	(12,454)	(9,746)	(9,531)
Expenses paid indirectly	(119)	(353)	(56)	(51)	(107)	(84)	(82)

Net expenses	276,141	805,060	135,995	125,050	254,143	200,733	196,288
Net investment income	1,028,477	3,102,483	470,251	433,150	819,037	734,529	660,694

Realized and Unrealized Gain (Loss) on Investments
and Swap Agreements (Note 4):
Net realized gain (loss) on:
Investments	381,476	137,852	126,067	128,803	188,774	132,039	21,305
Swap agreements (Note 1F)	(135,900)	(402,666)	(65,433)	—	(125,834)	(95,634)	(75,500)
Net realized gain (loss) on investments
and swap agreements	245,576	(264,814)	60,634	128,803	62,940	36,405	(54,195)
Net unrealized appreciation of investments	781,172	3,115,102	386,694	341,108	1,070,765	710,645	481,797
Net gain on investments and swap agreements	1,026,748	2,850,288	447,328	469,911	1,133,705	747,050	427,602

Net Increase in Net Assets Resulting
from Operations	$2,055,225	$5,952,771	$917,579	$903,061	$1,952,742	$1,481,579	$1,088,296

68	See notes to financial statements	69

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

					SINGLE STATE TAX EXEMPT FUND
	TAX EXEMPT		TAX EXEMPT II		CALIFORNIA		CONNECTICUT
	1/1/12 to	1/1/11 to	1/1/12 to	1/1/11 to	1/1/12 to	1/1/11 to	1/1/12 to	1/1/11 to
	6/30/12	12/31/11	6/30/12	12/31/11	6/30/12	12/31/11	6/30/12	12/31/11
Increase (Decrease) in Net Assets From Operations
Net investment income	$14,658,127	$30,244,707	$4,033,048	$7,914,404	$696,072	$1,340,619	$600,034	$1,294,449
Net realized gain (loss) on investments and swap agreements	(1,481,891)	(2,913,271)	2,375,595	(2,151,802)	(49,160)	(303,291)	245,420	(3,628)
Net unrealized appreciation of investments	13,669,353	40,334,215	4,390,100	17,228,954	1,047,558	2,275,196	292,907	2,129,539

Net increase in net assets resulting from operations	26,845,589	67,665,651	10,798,743	22,991,556	1,694,470	3,312,524	1,138,361	3,420,360

Dividends to Shareholders
Net investment income – Class A	(14,733,766)	(30,145,660)	(4,078,357)	(7,792,049)	(694,423)	(1,334,578)	(595,096)	(1,275,763)
Net investment income – Class B	(32,879)	(103,809)	(59,636)	(154,129)	(3,753)	(14,989)	(9,936)	(23,189)

Total dividends	(14,766,645)	(30,249,469)	(4,137,993)	(7,946,178)	(698,176)	(1,349,567)	(605,032)	(1,298,952)

Trust Share Transactions *
Class A:
Proceeds from shares sold	16,633,527	28,355,120	36,109,251	43,599,614	5,809,871	5,720,846	2,600,313	3,556,329
Reinvestment of dividends	11,075,262	22,770,428	3,312,284	6,231,481	509,038	964,842	464,390	1,029,440
Cost of shares redeemed	(33,408,346)	(68,119,612)	(13,609,941)	(35,463,414)	(2,883,382)	(4,420,052)	(3,022,887)	(5,902,479)

	(5,699,557)	(16,994,064)	25,811,594	14,367,681	3,435,527	2,265,636	41,816	(1,316,710)
Class B:
Proceeds from shares sold	102,873	245,149	266,508	607,319	73,300	6,600	48,069	1,342
Reinvestment of dividends	25,662	79,734	36,992	103,113	3,111	9,624	9,137	22,117
Cost of shares redeemed	(577,410)	(2,382,788)	(775,592)	(2,439,981)	(70,925)	(446,535)	(13,280)	(267,938)

	(448,875)	(2,057,905)	(472,092)	(1,729,549)	5,486	(430,311)	43,926	(244,479)

Net increase (decrease) from trust share transactions	(6,148,432)	(19,051,969)	25,339,502	12,638,132	3,441,013	1,835,325	85,742	(1,561,189)

Net increase in net assets	5,930,512	18,364,213	32,000,252	27,683,510	4,437,307	3,798,282	619,071	560,219

Net Assets
Beginning of period	709,033,534	690,669,321	226,418,626	198,735,116	35,896,980	32,098,698	35,359,976	34,799,757

End of period †	$714,964,046	$709,033,534	$258,418,878	$226,418,626	$40,334,287	$35,896,980	$35,979,047	$35,359,976

†Includes undistributed net investment income of	$256,148	$364,666	$3,341	$108,286	$15,132	$17,236	$15,297	$20,295

*Trust Shares Issued and Redeemed
Class A:
Sold	1,641,453	2,949,651	2,159,342	2,789,047	458,387	480,464	186,395	267,721
Issued for dividends reinvested	1,089,753	2,363,385	197,367	398,864	40,038	80,924	33,180	77,823
Redeemed	(3,303,138)	(7,089,725)	(813,643)	(2,296,703)	(227,322)	(372,242)	(216,662)	(448,142)

Net increase (decrease) in Class A trust shares outstanding	(571,932)	(1,776,689)	1,543,066	891,208	271,103	189,146	2,913	(102,598)

Class B:
Sold	10,104	25,935	16,046	38,940	5,725	554	3,452	101
Issued for dividends reinvested	2,529	8,321	2,207	6,638	244	809	654	1,675
Redeemed	(57,124)	(250,341)	(46,608)	(158,486)	(5,575)	(37,450)	(951)	(20,461)

Net increase (decrease) in Class B trust shares outstanding	(44,491)	(216,085)	(28,355)	(112,908)	394	(36,087)	3,155	(18,685)

70	See notes to financial statements	71

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE TAX EXEMPT FUND
	MASSACHUSETTS		MICHIGAN		MINNESOTA		NEW JERSEY
	1/1/12 to	1/1/11 to	1/1/12 to	1/1/11 to	1/1/12 to	1/1/11 to	1/1/12 to	1/1/11 to
	6/30/12	12/31/11	6/30/12	12/31/11	6/30/12	12/31/11	6/30/12	12/31/11
Increase (Decrease) in Net Assets From Operations
Net investment income	$441,745	$950,508	$414,769	$918,997	$408,521	$828,298	$1,028,477	$2,149,920
Net realized gain (loss) on investments and swap agreements	440,704	(72,590)	54,715	66,614	(14,136)	(61,596)	245,576	(32,850)
Net unrealized appreciation of investments	78,760	1,766,418	362,639	1,486,523	415,917	1,548,265	781,172	3,191,037

Net increase in net assets resulting from operations	961,209	2,644,336	832,123	2,472,134	810,302	2,314,967	2,055,225	5,308,107

Distributions to Shareholders
Net investment income – Class A	(445,038)	(950,170)	(409,632)	(914,254)	(417,279)	(829,665)	(1,053,706)	(2,118,562)
Net investment income – Class B	(5,912)	(16,324)	(3,688)	(12,094)	(978)	(3,598)	(12,011)	(30,900)
Net realized gains – Class A	—	—	—	(40,731)	—	—	—	—
Net realized gains – Class B	—	—	—	(464)	—	—	—	—

Total distributions	(450,950)	(966,494)	(413,320)	(967,543)	(418,257)	(833,263)	(1,065,717)	(2,149,462)

Trust Share Transactions *
Class A:
Proceeds from shares sold	792,316	2,139,929	834,967	1,078,797	1,266,243	1,664,816	2,416,695	3,824,633
Reinvestment of distributions	348,828	740,470	299,438	713,842	322,320	633,320	743,437	1,497,352
Cost of shares redeemed	(1,381,067)	(3,595,709)	(937,618)	(6,046,468)	(1,493,901)	(1,985,594)	(2,236,802)	(7,504,871)

	(239,923)	(715,310)	196,787	(4,253,829)	94,662	312,542	923,330	(2,182,886)

Class B:
Proceeds from shares sold	9,300	22,270	13,005	35,003	10,000	4,800	99,471	71,871
Reinvestment of distributions	4,764	13,142	3,083	11,869	977	3,589	9,697	24,491
Cost of shares redeemed	(43,090)	(344,951)	(26,264)	(318,750)	(9,771)	(91,750)	(159,258)	(650,050)

	(29,026)	(309,539)	(10,176)	(271,878)	1,206	(83,361)	(50,090)	(553,688)

Net increase (decrease) from trust share transactions	(268,949)	(1,024,849)	186,611	(4,525,707)	95,868	229,181	873,240	(2,736,574)

Net increase (decrease) in net assets	241,310	652,993	605,414	(3,021,116)	487,913	1,710,885	1,862,748	422,071

Net Assets
Beginning of period	25,608,370	24,955,377	22,593,911	25,615,027	23,637,995	21,927,110	54,248,863	53,826,792

End of period †	$25,849,680	$25,608,370	$23,199,325	$22,593,911	$24,125,908	$23,637,995	$56,111,611	$54,248,863

†Includes undistributed net investment income of	$22,680	$31,885	$4,334	$2,885	$21,277	$31,013	$56,148	$93,388

*Trust Shares Issued and Redeemed
Class A:
Sold	64,255	184,684	65,948	88,960	99,988	138,391	178,090	299,826
Issued for distributions reinvested	28,199	63,840	23,569	59,551	25,343	52,463	54,585	116,556
Redeemed	(111,844)	(310,554)	(73,661)	(508,922)	(117,771)	(165,159)	(164,842)	(590,244)

Net increase (decrease) in Class A trust shares outstanding	(19,390)	(62,030)	15,856	(360,411)	7,560	25,695	67,833	(173,862)

Class B:
Sold	754	1,915	1,020	2,872	791	390	7,294	5,608
Issued for distributions reinvested	385	1,137	243	996	77	298	713	1,915
Redeemed	(3,507)	(30,146)	(2,059)	(26,694)	(775)	(7,555)	(11,772)	(51,420)

Net increase (decrease) in Class B trust shares outstanding	(2,368)	(27,094)	(796)	(22,826)	93	(6,867)	(3,765)	(43,897)

72	See notes to financial statements	73

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE TAX EXEMPT FUND
	NEW YORK		NORTH CAROLINA		OHIO
	1/1/12 to	1/1/11 to	1/1/12 to	1/1/11 to	1/1/12 to	1/1/11 to
	6/30/12	12/31/11	6/30/12	12/31/11	6/30/12	12/31/11
Increase (Decrease) in Net Assets From Operations
Net investment income	$3,102,483	$6,259,739	$470,251	$945,764	$433,150	$902,311
Net realized gain (loss) on investments and swap agreements	(264,814)	(346,959)	60,634	(104,416)	128,803	(74,122)
Net unrealized appreciation of investments	3,115,102	9,566,663	386,694	1,738,403	341,108	1,165,751

Net increase in net assets resulting from operations	5,952,771	15,479,443	917,579	2,579,751	903,061	1,993,940

Dividends to Shareholders
Net investment income – Class A	(3,159,441)	(6,218,919)	(476,372)	(917,710)	(436,037)	(889,537)
Net investment income – Class B	(18,791)	(40,408)	(7,275)	(23,322)	(3,537)	(12,144)

Total dividends	(3,178,232)	(6,259,327)	(483,647)	(941,032)	(439,574)	(901,681)

Trust Share Transactions *
Class A:
Proceeds from shares sold	6,904,325	11,402,011	833,571	1,506,993	768,694	1,565,525
Reinvestment of dividends	2,253,465	4,445,041	372,183	720,702	333,564	680,932
Cost of shares redeemed	(5,051,738)	(15,272,883)	(936,068)	(1,717,613)	(897,378)	(3,248,563)

	4,106,052	574,169	269,686	510,082	204,880	(1,002,106)

Class B:
Proceeds from shares sold	261,271	132,605	36,213	1,230	600	3,000
Reinvestment of dividends	17,328	36,855	4,527	16,589	3,176	10,430
Cost of shares redeemed	(186,861)	(566,443)	(120,026)	(754,063)	(32,233)	(349,476)

	91,738	(396,983)	(79,286)	(736,244)	(28,457)	(336,046)

Net increase (decrease) from trust share transactions	4,197,790	177,186	190,400	(226,162)	176,423	(1,338,152)

Net increase (decrease) in net assets	6,972,329	9,397,302	624,332	1,412,557	639,910	(245,893)

Net Assets
Beginning of period	160,648,401	151,251,099	25,848,391	24,435,834	23,399,484	23,645,377

End of period †	$167,620,730	$160,648,401	$26,472,723	$25,848,391	$24,039,394	$23,399,484

†Includes undistributed net investment income (loss) of	$88,838	$164,587	$21,048	$34,444	$(691)	$5,733

*Trust Shares Issued and Redeemed
Class A:
Sold	457,781	796,608	58,466	111,715	59,574	127,038
Issued for dividends reinvested	149,176	310,360	26,080	53,439	25,785	55,318
Redeemed	(334,908)	(1,067,073)	(65,625)	(129,384)	(69,434)	(266,846)

Net increase (decrease) in Class A trust shares outstanding	272,049	39,895	18,921	35,770	15,925	(84,490)

Class B:
Sold	17,314	9,320	2,555	92	46	248
Issued for dividends reinvested	1,148	2,580	317	1,240	246	851
Redeemed	(12,419)	(40,179)	(8,441)	(56,882)	(2,508)	(28,614)

Net increase (decrease) in Class B trust shares outstanding	6,043	(28,279)	(5,569)	(55,550)	(2,216)	(27,515)

74	See notes to financial statements	75

Statements of Changes in Net Assets
FIRST INVESTORS TAX EXEMPT FUNDS

	SINGLE STATE TAX EXEMPT FUND
	OREGON		PENNSYLVANIA		VIRGINIA
	1/1/12 to	1/1/11 to	1/1/12 to	1/1/11 to	1/1/12 to	1/1/11 to
	6/30/12	12/31/11	6/30/12	12/31/11	6/30/12	12/31/11
Increase (Decrease) in Net Assets From Operations
Net investment income	$819,037	$1,628,540	$734,529	$1,619,528	$660,694	$1,322,814
Net realized gain (loss) on investments and swap agreements	62,940	(202,617)	36,405	51,986	(54,195)	(40,130)
Net unrealized appreciation of investments	1,070,765	3,348,973	710,645	2,284,934	481,797	2,055,505

Net increase in net assets resulting from operations	1,952,742	4,774,896	1,481,579	3,956,448	1,088,296	3,338,189

Dividends to Shareholders
Net investment income – Class A	(810,386)	(1,624,666)	(763,838)	(1,606,370)	(687,180)	(1,307,546)
Net investment income – Class B	(7,763)	(21,811)	(8,756)	(26,365)	(5,948)	(13,911)

Total dividends	(818,149)	(1,646,477)	(772,594)	(1,632,735)	(693,128)	(1,321,457)

Trust Share Transactions *
Class A:
Proceeds from shares sold	4,507,560	6,722,732	1,800,939	2,543,292	3,514,932	3,404,511
Reinvestment of dividends	656,223	1,330,926	448,180	960,862	467,782	909,660
Cost of shares redeemed	(1,897,517)	(6,908,977)	(2,040,531)	(6,783,990)	(1,069,840)	(4,574,674)

	3,266,266	1,144,681	208,588	(3,279,836)	2,912,874	(260,503)

Class B:
Proceeds from shares sold	300	1,999	55,521	25,459	1,200	3,156
Reinvestment of dividends	7,287	20,105	7,687	21,957	4,303	10,305
Cost of shares redeemed	(92,630)	(400,898)	(171,763)	(471,412)	(46,614)	(163,270)

	(85,043)	(378,794)	(108,555)	(423,996)	(41,111)	(149,809)

Net increase (decrease) from trust share transactions	3,181,223	765,887	100,033	(3,703,832)	2,871,763	(410,312)

Net increase (decrease) in net assets	4,315,816	3,894,306	809,018	(1,380,119)	3,266,931	1,606,420

Net Assets
Beginning of period	47,585,758	43,691,452	38,181,837	39,561,956	36,663,720	35,057,300

End of period †	$51,901,574	$47,585,758	$38,990,855	$38,181,837	$39,930,651	$36,663,720

†Includes undistributed net investment income of	$8,029	$7,141	$35,436	$73,501	$13,915	$46,349

*Trust Shares Issued and Redeemed
Class A:
Sold	319,411	507,568	132,813	199,585	259,052	262,558
Issued for dividends reinvested	46,386	100,340	32,944	74,747	34,418	70,123
Redeemed	(134,267)	(524,352)	(150,289)	(526,842)	(78,977)	(357,052)

Net increase (decrease) in Class A trust shares outstanding	231,530	83,556	15,468	(252,510)	214,493	(24,371)

Class B:
Sold	21	155	4,075	2,024	89	243
Issued for dividends reinvested	516	1,521	565	1,710	317	797
Redeemed	(6,574)	(30,923)	(12,695)	(36,742)	(3,469)	(12,780)

Net decrease in Class B trust shares outstanding	(6,037)	(29,247)	(8,055)	(33,008)	(3,063)	(11,740)

76	See notes to financial statements	77

Notes to Financial Statements
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2012

1. Significant Accounting Policies—First Investors Tax Exempt Funds, a Delaware statutory trust (“the Trust”), is registered under the Investment Company Act of 1940 (“the 1940 Act”) as a diversified, open-end management investment company. The Trust operates as a series fund, issuing shares of beneficial interest in the Tax Exempt Fund, Tax Exempt Fund II and the Single State Tax Exempt Funds, comprising the California, Connecticut, Massachusetts, Michigan, Minnesota, New Jersey, New York, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds (each a “Fund”, collectively, the “Funds”). The Trust’s Board of Trustees (“the Board”) has approved changes recommended by management to the policies of certain Funds. Specifically, effective May 26, 2009, for the Connecticut, Massachusetts, Michigan, Minnesota, New Jersey, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds and effective February 1, 2010, for Tax Exempt Fund, Tax Exempt Fund II, California and New York Funds, the policy of investing in insured securities was eliminated and the name of each Fund was changed to remove the word “Insured”. Each Fund accounts separately for its assets, liabilities and operations. The investment objective of each Fund is as follows:

Tax Exempt Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Tax Exempt Fund II seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT and, secondarily, total return.

Single State Tax Exempt Funds seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state and is not a tax preference item for purposes of the AMT.

A. Security Valuation—The municipal securities in which the Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon valuations provided by a pricing service approved by the Board. The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. If prices are not available or determined to be unreliable, the securities are valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or

78

other guarantee supporting such municipal bond. In such case, the Funds may value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Municipal bonds are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term tax exempt investments are categorized in Level 2.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

79

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2012

The following is a summary, by category of Level, of inputs used to value the Funds’ investments as of June 30, 2012:

	Level 1	Level 2	Level 3
Investments in Municipal Bonds:
Tax Exempt	—	$717,653,649	—
Tax Exempt II	—	253,886,867	—
California	—	39,657,103	—
Connecticut	—	34,791,801	—
Massachusetts	—	25,444,089	—
Michigan	—	22,831,018	—
Minnesota	—	23,915,361	—
New Jersey	—	55,412,027	—
New York	—	168,901,073	—
North Carolina	—	26,214,715	—
Ohio	—	23,715,067	—
Oregon	—	50,994,380	—
Pennsylvania	—	38,686,820	—
Virginia	—	41,234,697	—

There were no transfers into or from Level 1 or Level 2 by the Funds for the six months ended June 30, 2012. Transfers, if any, between Levels are recognized at the end of the reporting period.

B. Federal Income Taxes—It is the policy of the Funds to continue to qualify as regulated investment companies, which can distribute tax exempt dividends, by complying with the provisions available to regulated investment companies, as defined in the Internal Revenue Code. The Funds make distributions of income and net realized capital gains (in excess of any available capital loss carryovers) sufficient to relieve them from all, or substantially all, federal income taxes.

80

At December 31, 2011, capital loss carryovers were as follows:

		Year Capital Loss			Not Subject
		Carryovers Expire			to Expiration
Fund	Total	2015	2016	2017	Short Term	Long Term
Tax Exempt	$4,076,471	$—	$—	$—	$3,921,806	$154,665
Tax Exempt II	3,118,148	—	—	—	2,942,433	175,715
California	434,392	—	—	—	305,795	128,597
Connecticut	62,379	—	34,494	5,153	22,732	—
Massachusetts	253,063	—	—	166,887	82,115	4,061
Minnesota	130,291	24,765	—	—	90,051	15,475
New Jersey	162,768	—	2,554	—	71,381	88,833
New York	1,452,596	—	—	634,149	681,695	136,752
North Carolina	104,416	—	—	—	14,764	89,652
Ohio	127,910	—	—	—	114,292	13,618
Oregon	215,559	—	—	—	215,559	—
Virginia	384,636	—	—	289,554	81,949	13,133

As a result of the passage of the Regulated Investment Company Modernization Act of 2010 (“Modernization Act of 2010”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized prior to capital loss carryovers occurring prior to the enactment of the Modernization Act of 2010.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2009 – 2011, or expected to be taken in the Funds’ 2012 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, New York State and New York City; however the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C. Distributions to Shareholders—Dividends from net investment income of the Funds are declared daily and paid monthly, and distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales and post-October losses.

81

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2012

D. Expense Allocation/Class Allocation—Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of the Trust are allocated among and charged to the assets of each Fund in the Trust on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Security Transactions and Investment Income—Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes, which is trade date. Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregate assets for these transactions. Cost is determined, and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Bond premiums and discounts on securities are accreted or amortized using the interest method. Interest income on zero coupon bonds is accrued daily at the effective interest rate. Estimated expenses are accrued daily. The Bank of New York Mellon, custodian of the Funds, may provide credits against custodian charges based on uninvested cash balances of the Funds. For the six months ended June 30, 2012, the Funds did not receive any credits. The Funds reduced expenses through brokerage service arrangements. For the six months ended June 30, 2012, the Funds’ expense reduction under these arrangements amounted to $3,219.

F. Derivatives—The Funds may invest in derivatives such as futures contracts (“futures contracts”), options on futures contracts (“options”), inverse floating rate securities (“inverse floaters”), interest rate swap agreements (“swap agreements”) and Municipal Market Data rate locks (“MMD Rate Locks”) to increase income, hedge against changes in interest rates or enhance potential return.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for the purpose of hedging against changes in the value of a Fund’s portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an

82

amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as “initial margin.”

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a speci-fied exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund’s obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the ability of the Funds’ investment adviser, First Investors Management Company, Inc. (“FIMCO”) to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO’s prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. For the six months ended June 30, 2012, the Funds had no investments in futures contracts or options.

Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may

83

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2012

pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The inverse floating rate securities issued in connection with the trusts give the Funds the right (1) to cause the holders of the floating rate notes to be tendered at par and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts. The Funds account for these transactions as secured borrowings, with the fixed rate bonds remaining in the Funds’ investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “floating rate notes issued” in the Statements of Assets and Liabilities. The notes issued by the trusts have interest rates that generally reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Expenses of the trusts, including interest paid to holders of the floating rate notes, are included in the Statements of Operations. For the six months ended June 30, 2012, the Funds had no investments in inverse floaters that were acquired through exchanges with trusts.

Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of their bond portfolios. Swap agreements are marked-to-market daily based on valuations provided by a pricing service and changes in value, if any, are recorded as unrealized appreciation or depreciation in the Statements of Operations. Gains or losses are realized upon early termination of the swap agreements. Risks may exceed the amounts shown in the Statements of Assets and Liabilities. These risks include failure of the counterparty to perform under the contract’s terms and the possible lack of liquidity with respect to the swap agreements. At June 30, 2012, the Funds had no investments in swap agreements.

An MMD Rate Lock permits a Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. MMD Rate Locks may be used for hedging purposes. There is no payment made or received at inception of the

84

MMD Rate Lock. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to an MMD Rate Lock will be accrued on a daily basis and an amount of liquid assets that have an aggregate net asset value at least equal to the accrued excess will be maintained in a separate account by the Fund. In entering into MMD Rate Locks, there is a risk that municipal yields will move in the direction opposite the direction anticipated by a Fund. The use of MMD Rate Locks is a highly specialized activity that involves investment techniques and risks different than those associated with ordinary portfolio securities transactions. If the other party to an MMD Rate Lock defaults, a Fund’s risk of loss consists of the amount of payments that the Fund contractually is entitled to receive. For the six months ended June 30, 2012, the Funds had no investments in MMD Rate Locks.

For the six months ended June 30, 2012, the effect of derivative instruments in the Statements of Operations is as follows:

Net Realized
Loss on Swap
Fund	Agreements
Tax Exempt	$(1,862,333)
Tax Exempt II	(654,333)
California	(95,633)
Connecticut	(90,600)
Massachusetts	(65,434)
Michigan	(55,367)
Minnesota	(50,333)
New Jersey	(135,900)
New York	(402,666)
North Carolina	(65,433)
Oregon	(125,834)
Pennsylvania	(95,634)
Virginia	(75,500)

G. Use of Estimates—The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2. Capital—The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust consists of the Funds listed on the cover page, each of which is a separate and distinct series of the Trust. Each Fund has designated two classes of shares, Class A shares and Class B shares (each, a “Class”). Each share of each Class has an equal beneficial interest in the assets, has identical

85

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2012

voting, dividend, liquidation and other rights and is subject to the same terms and conditions except that expenses allocated to a Class may be borne solely by that Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. The Class A and Class B shares sold by the Funds have a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 5. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

3. Concentration of Credit Risk—The Funds invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in a state, industry or region. Since each Single State Tax Exempt Fund generally invests in the municipal securities of a particular state, each of these Funds is vulnerable to events in that particular state that could reduce the value of municipal securities issued within the state, including erosion of taxes or other revenues supporting debt obligations, failure of the revenue generated to meet levels sufficient to satisfy debt obligations, state budget deficits and other related financial difficulties.

4. Security Transactions—For the six months ended June 30, 2012, purchases and sales of municipal securities, other than short-term municipal notes, were as follows:

	Cost of	Proceeds
Fund	Purchases	of Sales
Tax Exempt	$ 40,867,174	$ 34,211,880
Tax Exempt II	157,656,130	138,651,559
California	9,260,661	5,749,835
Connecticut	4,365,567	4,525,203
Massachusetts	9,190,501	9,549,120
Michigan	4,833,655	4,477,204
Minnesota	851,363	979,874
New Jersey.	10,335,040	9,510,793
New York	22,889,925	15,883,256
North Carolina	5,624,060	5,424,617
Ohio	4,250,203	4,180,590
Oregon	6,504,963	3,877,012
Pennsylvania	6,468,043	6,433,326
Virginia	7,228,813	2,387,631

86

At June 30, 2012, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

		Gross	Gross	Net
	Aggregate	Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation
Tax Exempt	$632,122,828	$85,576,613	$ 45,792	$85,530,821
Tax Exempt II	231,303,358	22,654,425	70,916	22,583,509
California	35,726,591	3,931,296	784	3,930,512
Connecticut	31,792,325	2,999,476	—	2,999,476
Massachusetts	23,136,810	2,420,717	113,438	2,307,279
Michigan	20,308,879	2,522,139	—	2,522,139
Minnesota	21,531,378	2,383,983	—	2,383,983
New Jersey	49,382,898	6,029,129	—	6,029,129
New York	150,413,799	18,487,274	—	18,487,274
North Carolina	23,356,053	2,858,662	—	2,858,662
Ohio	21,534,450	2,180,617	—	2,180,617
Oregon	45,718,972	5,275,586	178	5,275,408
Pennsylvania	34,527,104	4,160,009	293	4,159,716
Virginia	37,861,376	3,385,665	12,344	3,373,321

5. Advisory Fee and Other Transactions With Affiliates—Certain officers and trustees of the Trust are officers and trustees of the Trust’s investment adviser, First Investors Management Company, Inc. (“FIMCO”), its underwriter, First Investors Corporation (“FIC”) and /or its transfer agent, Administrative Data Management Corp. (“ADM”). Trustees of the Trust who are not “interested persons” of the Trust as defined in the 1940 Act are remunerated by the Funds. For the six months ended June 30, 2012, total trustees fees accrued by the Funds amounted to $40,136.

The Investment Advisory Agreements provide as compensation to FIMCO for each Fund, an annual fee, payable monthly, at the rate of .60% on the first $500 million of the average daily net assets of each Fund, declining by .02% on each $500 million thereafter, down to .54% on average daily net assets over $1.5 billion. For the six months ended June 30, 2012, FIMCO has voluntarily waived advisory fees in excess of .55% for each Fund. For the six months ended June 30, 2012, advisory fees accrued by the Funds to FIMCO were $4,479,670 of which $353,468 was voluntarily waived by FIMCO as noted above.

For the six months ended June 30, 2012, FIC, as underwriter, received $2,647,919 in commissions from the sale of shares of the Funds after allowing $303,522 to other dealers. Shareholder servicing costs included $385,634 in transfer agent fees accrued to ADM.

87

Notes to Financial Statements (continued)
FIRST INVESTORS TAX EXEMPT FUNDS
June 30, 2012

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares and up to 1% of the average daily net assets of the Class B shares, on an annual basis, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the six months ended June 30, 2012, total distribution plan fees accrued to FIC by the Funds amounted to $2,292,785.

6. New Accounting Pronouncements—In December 2011, FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 relates to disclosures about offsetting assets and liabilities. The amendments in ASU 2011-11 require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU 2011-11 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements.

7. Subsequent Events—Subsequent events occurring after June 30, 2012 have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

8. Name Changes—Effective September 4, 2012, the names of the First Investors Tax Exempt Fund and First Investors Tax Exempt Fund II will change to the First Investors Tax Exempt Income Fund and First Investors Tax Exempt Opportunities Fund, respectively. No changes are being made to their objectives, principal investment strategies or risks as described in the prospectus and applicable summary prospectuses. The purpose of changing the names of the Funds is to reflect the differences in their investment objectives.

88

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89

Financial Highlights
FIRST INVESTORS TAX EXEMPT FUNDS

The following table sets forth the per share operating data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

		P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions												Ratio to Average Net
		Investment Operations			from						Ratio to Average Net						Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**						Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment	Gain(Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income	Investments	Operations	Income	Gain	Distributions	Period	Return *	(in thousands)	Credits		Credits	(a)	Income		Expenses		Income		Rate
TAX EXEMPT FUND
Class A
2007	$ 9.86	$.412	$ (.094)	$ .318	$.408	$ —	$.408	$ 9.77	3.32%	$723,211	1.04	%(c)	1.04	%(c)	4.20%		1.10	%(c)	4.14%		38%
2008	9.77	.417	(.488)	(.071)	.413	.006	.419	9.28	(.73)	678,260.96			.96		4.38		1.02		4.32		50
2009	9.28	.423	.523	.946	.426	—	.426	9.80	10.36	715,079.96			.96		4.40		1.02		4.34		26
2010	9.80	.424	(.346)	.078	.426	.012	.438	9.44	.71	686,589.96			.96		4.30		1.00		4.26		18
2011	9.44	.421	.530	.951	.421	—	.421	9.97	10.32	706,877.96			.96		4.37		1.01		4.32		15
2012(b)	9.97	.207	.172	.379	.209	—	.209	10.14	3.81	713,221	.96†		.96	†	4.11	†	1.00	†	4.07	†	5
Class B
2007	9.84	.403	(.156)	.247	.337	—	.337	9.75	2.58	7,866	1.74	(c)	1.74	(c)	3.50		1.80	(c)	3.44		38
2008	9.75	.351	(.483)	(.132)	.342	.006	.348	9.27	(1.36)	6,981	1.66		1.66		3.68		1.72		3.62		50
2009	9.27	.359	.507	.866	.356	—	.356	9.78	9.47	6,338	1.66		1.66		3.70		1.72		3.64		26
2010	9.78	.364	(.346)	.018	.356	.012	.368	9.43	.11	4,081	1.66		1.66		3.60		1.70		3.56		18
2011	9.43	.382	.490	.872	.352	—	.352	9.95	9.43	2,157	1.66		1.66		3.67		1.71		3.62		15
2012(b)	9.95	.187	.157	.344	.174	—	.174	10.12	3.47	1,743	1.66	†	1.66	†	3.41	†	1.70	†	3.37	†	5
TAX EXEMPT FUND II
Class A
2007	$15.38	$.528	$ (.155)	$ .373	$.523	$ —	$.523	$15.23	2.49%	$116,011.99%			1.00%		3.47%		1.07%		3.39%		118%
2008	15.23	.551	(.702)	(.151)	.539	—	.539	14.54	(.98)	125,623	1.00		1.01		3.72		1.08		3.65		146
2009	14.54	.597	1.414	2.011	.591	—	.591	15.96	14.02	174,905	1.00		1.00		3.89		1.07		3.82		110
2010	15.96	.604	(.483)	.121	.616	.285	.901	15.18	.67	192,875	1.01		1.01		3.75		1.06		3.70		107
2011	15.18	.604	1.143	1.747	.607	—	.607	16.32	11.76	221,961	1.01		1.01		3.87		1.06		3.82		91
2012(b)	16.32	.277	.487	.764	.284	—	.284	16.80	4.70	254,309	1.01	†	1.01	†	3.32†		1.06	†	3.27	†	58
Class B
2007	15.38	.425	(.162)	.263	.413	—	.413	15.23	1.75	11,159	1.69		1.70		2.77		1.77		2.69		118
2008	15.23	.455	(.712)	(.257)	.433	—	.433	14.54	(1.69)	8,433	1.70		1.71		3.02		1.78		2.95		146
2009	14.54	.498	1.410	1.908	.488	—	.488	15.96	13.27	8,436	1.70		1.70		3.19		1.77		3.12		110
2010	15.96	.511	(.503)	.008	.513	.285	.798	15.17	(.04)	5,860	1.71		1.71		3.05		1.76		3.00		107
2011	15.17	.515	1.127	1.642	.502	—	.502	16.31	11.03	4,458	1.71		1.71		3.17		1.76		3.12		91
2012(b)	16.31	.225	.466	.691	.231	—	.231	16.77	4.25	4,109	1.71	†	1.71	†	2.62	†	1.76	†	2.57	†	58
SINGLE STATE TAX EXEMPT FUND
CALIFORNIA FUND
Class A
2007	$12.17	$.467	$ (.162)	$ .305	$.470	$.025	$.495	$11.98	2.56%	$ 25,669.85%			.87%		3.89%		1.06%		3.68%		49%
2008	11.98	.476	(.882)	(.406)	.475	.009	.484	11.09	(3.46)	25,264.85			.86		4.09		1.08		3.87		65
2009	11.09	.475	1.015	1.490	.480	—	.480	12.10	13.62	29,206	1.01		1.01		4.04		1.08		3.97		60
2010	12.10	.479	(.408)	.071	.480	.021	.501	11.67	.50	31,423	1.03		1.03		3.94		1.08		3.89		42
2011	11.67	.476	.704	1.180	.480	—	.480	12.37	10.35	35,628	1.04		1.04		4.00		1.09		3.95		20
2012(b)	12.37	.231	.342	.573	.233	—	.233	12.71	4.64	40,053	1.02	†	1.02†		3.67	†	1.07	†	3.62	†	15
Class B
2007	12.17	.395	(.165)	.230	.385	.025	.410	11.99	1.93	1,375	1.55		1.57		3.19		1.76		2.98		49
2008	11.99	.410	(.909)	(.499)	.392	.009	.401	11.09	(4.23)	953	1.55		1.56		3.39		1.78		3.17		65
2009	11.09	.392	1.025	1.417	.397	—	.397	12.11	12.92	1,089	1.71		1.71		3.34		1.78		3.27		60
2010	12.11	.426	(.438)	(.012)	.397	.021	.418	11.68	(.18)	675	1.73		1.73		3.24		1.78		3.19		42
2011	11.68	.537	.550	1.087	.397	—	.397	12.37	9.49	269	1.74		1.74		3.30		1.79		3.25		20
2012(b)	12.37	.184	.347	.531	.191	—	.191	12.71	4.30	281	1.72	†	1.72	†	2.97	†	1.77	†	2.92	†	15

90	91

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

		P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions												Ratio to Average Net
		Investment Operations			from						Ratio to Average Net						Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**						Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income	Investments	Operations	Income	Gain	Distributions	Period	Return *	(in thousands)	Credits		Credits	(a)	Income		Expenses		Income		Rate
CONNECTICUT FUND
Class A
2007	$13.19	$.488	$ (.107)	$ .381	$.481	$ —	$.481	$13.09	2.96%	$36,062.90%			.91%		3.75%		1.06%		3.59%		27%
2008	13.09	.499	(.766)	(.267)	.493	—	.493	12.33	(2.08)	33,740.90			.91		3.90		1.08		3.73		55
2009	12.33	.505	1.062	1.567	.507	—	.507	13.39	12.88	36,229	1.01		1.01		3.87		1.08		3.80		20
2010	13.39	.502	(.465)	.037	.507	—	.507	12.92	.20	33,912	1.02		1.02		3.74		1.07		3.69		15
2011	12.92	.500	.822	1.322	.502	—	.502	13.74	10.45	34,671	1.02		1.02		3.78		1.07		3.73		30
2012(b)	13.74	.239	.212	.451	.241	—	.241	13.95	3.29	35,236	1.01	†	1.01	†	3.44	†	1.06	†	3.39	†	13
Class B
2007	13.16	.394	(.096)	.298	.388	—	.388	13.07	2.31	2,244	1.60		1.61		3.05		1.76		2.89		27
2008	13.07	.408	(.759)	(.351)	.399	—	.399	12.32	(2.72)	1,885	1.60		1.61		3.20		1.78		3.03		55
2009	12.32	.415	1.048	1.463	.413	—	.413	13.37	12.00	1,557	1.71		1.71		3.17		1.78		3.10		20
2010	13.37	.411	(.470)	(.059)	.411	—	.411	12.90	(.52)	888	1.72		1.72		3.04		1.77		2.99		15
2011	12.90	.411	.823	1.234	.404	—	.404	13.73	9.73	689	1.72		1.72		3.08		1.77		3.03		30
2012(b)	13.73	.190	.213	.403	.193	—	.193	13.94	2.94	743	1.71	†	1.71	†	2.74	†	1.76	†	2.69	†	13
MASSACHUSETTS FUND
Class A
2007	$11.75	$.462	$ (.141)	$ .321	$.468	$.033	$.501	$11.57	2.81%	$24,120.75%			.77%		3.98%		1.08%		3.65%		40%
2008	11.57	.463	(.789)	(.326)	.468	.006	.474	10.77	(2.90)	22,642.75			.76		4.13		1.11		3.78		39
2009	10.77	.453	.921	1.374	.444	—	.444	11.70	12.94	24,776	1.03		1.03		3.97		1.10		3.90		42
2010	11.70	.456	(.406)	.050	.450	—	.450	11.30	.35	24,258	1.05		1.05		3.88		1.10		3.83		20
2011	11.30	.446	.786	1.232	.452	—	.452	12.08	11.15	25,190	1.05		1.05		3.84		1.10		3.79		37
2012(b)	12.08	.210	.244	.454	.214	—	.214	12.32	3.77	25,453	1.07	†	1.07	†	3.42	†	1.12	†	3.37	†	36
Class B
2007	11.76	.390	(.151)	.239	.386	.033	.419	11.58	2.09	1,726	1.45		1.47		3.28		1.78		2.95		40
2008	11.58	.388	(.793)	(.405)	.389	.006	.395	10.78	(3.57)	1,485	1.45		1.46		3.43		1.81		3.08		39
2009	10.78	.388	.907	1.295	.365	—	.365	11.71	12.15	1,177	1.73		1.73		3.27		1.80		3.20		42
2010	11.71	.412	(.450)	(.038)	.372	—	.372	11.30	(.41)	697	1.75		1.75		3.18		1.80		3.13		20
2011	11.30	.441	.713	1.154	.374	—	.374	12.08	10.40	418	1.75		1.75		3.14		1.80		3.09		37
2012(b)	12.08	.178	.237	.415	.175	—	.175	12.32	3.44	397	1.77	†	1.77	†	2.72	†	1.82	†	2.67	†	36
MICHIGAN FUND
Class A
2007	$12.21	$.479	$ (.139)	$ .340	$.480	$ —	$.480	$12.07	2.86%	$28,063.90%			.90%		3.97%		1.09%		3.78%		26%
2008	12.07	.479	(.641)	(.162)	.478	—	.478	11.43	(1.35)	28,056.90			.91		4.08		1.10		3.89		31
2009	11.43	.480	.696	1.176	.486	—	.486	12.12	10.46	27,142	1.03		1.03		4.04		1.10		3.97		31
2010	12.12	.479	(.340)	.139	.486	.123	.609	11.65	1.07	25,111	1.04		1.04		3.92		1.09		3.87		36
2011	11.65	.474	.826	1.300	.477	.023	.500	12.45	11.40	22,340	1.07		1.07		3.96		1.12		3.91		25
2012(b)	12.45	.225	.229	.454	.224	—	.224	12.68	3.66	22,951	1.06†		1.06	†	3.57	†	1.11	†	3.52	†	20
Class B
2007	12.19	.394	(.141)	.253	.393	—	.393	12.05	2.13	1,846	1.60		1.60		3.27		1.79		3.08		26
2008	12.05	.399	(.637)	(.238)	.392	—	.392	11.42	(1.99)	1,473	1.60		1.61		3.38		1.80		3.19		31
2009	11.42	.406	.686	1.092	.402	—	.402	12.11	9.69	823	1.73		1.73		3.34		1.80		3.27		31
2010	12.11	.399	(.344)	.055	.402	.123	.525	11.64	.38	504	1.74		1.74		3.22		1.79		3.17		36
2011	11.64	.401	.805	1.206	.393	.023	.416	12.43	10.55	254	1.77		1.77		3.26		1.82		3.21		25
2012(b)	12.43	.181	.231	.412	.182	—	.182	12.66	3.32	249	1.76	†	1.76	†	2.87	†	1.81	†	2.82	†	20

92	93

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

		P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions												Ratio to Average Net
		Investment Operations			from						Ratio to Average Net						Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**						Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income	Investments	Operations	Income	Gain	Distributions	Period	Return *	(in thousands)	Credits		Credits	(a)	Income		Expenses		Income		Rate
MINNESOTA FUND
Class A
2007	$11.85	$.460	$(.112)	$ .348	$.458	$ —	$.458	$11.74	3.02%	$ 16,070.67%			.69%		3.92%		1.13%		3.46%		47%
2008	11.74	.457	(.400)	.057	.457	—	.457	11.34	.53	19,104.67			.68		4.00		1.11		3.57		25
2009	11.34	.426	.712	1.138	.418	—	.418	12.06	10.16	21,211	1.05		1.05		3.60		1.12		3.53		22
2010	12.06	.440	(.356)	.084	.434	—	.434	11.71	.63	21,784	1.05		1.05		3.63		1.10		3.58		30
2011	11.71	.441	.793	1.234	.444	—	.444	12.50	10.74	23,571	1.04		1.04		3.66		1.09		3.61		11
2012(b)	12.50	.217	.215	.432	.222	—	.222	12.71	3.47	24,056	1.03	†	1.03	†	3.43	†	1.08	†	3.38	†	4
Class B
2007	11.86	.382	(.116)	.266	.376	—	.376	11.75	2.30	527	1.37		1.39		3.22		1.83		2.76		47
2008	11.75	.395	(.417)	(.022)	.378	—	.378	11.35	(.16)	319	1.37		1.38		3.30		1.81		2.87		25
2009	11.35	.354	.695	1.049	.339	—	.339	12.06	9.33	276	1.75		1.75		2.90		1.82		2.83		22
2010	12.06	.412	(.406)	.006	.356	—	.356	11.71	(.02)	144	1.75		1.75		2.93		1.80		2.88		30
2011	11.71	.504	.642	1.146	.366	—	.366	12.49	9.94	67	1.74		1.74		2.96		1.79		2.91		11
2012(b)	12.49	.169	.224	.393	.183	—	.183	12.70	3.15	70	1.73	†	1.73	†	2.73	†	1.78	†	2.68	†	4
NEW JERSEY FUND
Class A
2007	$12.83	$.483	$(.131)	$ .352	$.484	$.068	$.552	$12.63	2.82%	$ 50,444.95%			.96%		3.80%		1.07%		3.68%		37%
2008	12.63	.484	(.599)	(.115)	.484	.011	.495	12.02	(.92)	48,137.95			.96		3.90		1.08		3.78		37
2009	12.02	.508	.990	1.498	.498	—	.498	13.02	12.63	52,592.99			.99		4.00		1.06		3.93		40
2010	13.02	.521	(.453)	.068	.518	—	.518	12.57	.44	52,542.99			.99		3.99		1.04		3.94		21
2011	12.57	.523	.779	1.302	.522	—	.522	13.35	10.60	53,470.99			.99		4.07		1.04		4.02		12
2012(b)	13.35	.252	.249	.501	.261	—	.261	13.59	3.76	55,370.99		†	.99	†	3.73	†	1.04	†	3.68	†	17
Class B
2007	12.82	.395	(.134)	.261	.393	.068	.461	12.62	2.09	4,231	1.65		1.66		3.10		1.77		2.98		37
2008	12.62	.406	(.515)	(.109)	.394	.107	.501	12.01	(1.64)	2,616	1.65		1.66		3.20		1.78		3.08		37
2009	12.01	.437	.982	1.419	.409	—	.409	13.02	11.94	1,727	1.69		1.69		3.30		1.76		3.23		40
2010	13.02	.448	(.479)	(.031)	.429	—	.429	12.56	(.31)	1,285	1.69		1.69		3.29		1.74		3.24		21
2011	12.56	.490	.723	1.213	.433	—	.433	13.34	9.85	779	1.69		1.69		3.37		1.74		3.32		12
2012(b)	13.34	.214	.243	.457	.217	—	.217	13.58	3.43	742	1.69	†	1.69	†	3.03	†	1.74	†	2.98	†	17
NEW YORK FUND
Class A
2007	$14.33	$.536	$(.136)	$ .400	$.540	$ —	$.540	$14.19	2.87%	$148,128.96%			.97%		3.78%		1.03%		3.71%		42%
2008	14.19	.543	(.742)	(.199)	.541	—	.541	13.45	(1.42)	138,706.97			.97		3.93		1.04		3.86		42
2009	13.45	.578	.949	1.527	.567	—	.567	14.41	11.52	149,941.96			.96		4.10		1.03		4.03		38
2010	14.41	.576	(.450)	.126	.576	—	.576	13.96	.79	149,798.97			.97		3.97		1.02		3.92		29
2011	13.96	.579	.860	1.439	.579	—	.579	14.82	10.54	159,525.97			.97		4.05		1.02		4.00		25
2012(b)	14.82	.283	.257	.540	.290	—	.290	15.07	3.65	166,387.97		†	.97	†	3.77	†	1.02	†	3.72	†	10
Class B
2007	14.31	.435	(.127)	.308	.438	—	.438	14.18	2.20	4,881	1.66		1.67		3.08		1.73		3.01		42
2008	14.18	.443	(.744)	(.301)	.439	—	.439	13.44	(2.15)	3,092	1.67		1.67		3.23		1.74		3.16		42
2009	13.44	.481	.944	1.425	.465	—	.465	14.40	10.73	2,382	1.66		1.66		3.40		1.73		3.33		38
2010	14.40	.481	(.447)	.034	.474	—	.474	13.96	.16	1,453	1.67		1.67		3.27		1.72		3.22		29
2011	13.96	.487	.840	1.327	.477	—	.477	14.81	9.68	1,123	1.67		1.67		3.35		1.72		3.30		25
2012(b)	14.81	.228	.261	.489	.239	—	.239	15.06	3.31	1,234	1.67	†	1.67	†	3.07	†	1.72	†	3.02	†	10

94	95

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

		P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions												Ratio to Average Net
		Investment Operations			from						Ratio to Average Net						Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**						Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income	Investments	Operations	Income	Gain	Distributions	Period	Return *	(in thousands)	Credits		Credits	(a)	Income		Expenses		Income		Rate
NORTH CAROLINA FUND
Class A
2007	$13.27	$.504	$ (.131)	$ .373	$.504	$.019	$.523	$13.12	2.89%	$22,905.75%			.76%		3.85%		1.07%		3.53%		20%
2008	13.12	.511	(.601)	(.090)	.506	.004	.510	12.52	(.67)	22,817.75			.76		4.00		1.09		3.67		46
2009	12.52	.513	1.001	1.514	.514	—	.514	13.52	12.28	24,580	1.02		1.02		3.90		1.09		3.83		71
2010	13.52	.520	(.408)	.112	.519	.013	.532	13.10	.74	23,224	1.03		1.03		3.80		1.08		3.75		18
2011	13.10	.524	.898	1.422	.522	—	.522	14.00	11.08	25,331	1.02		1.02		3.89		1.07		3.84		21
2012(b)	14.00	.254	.247	.501	.261	—	.261	14.24	3.59	26,026	1.02	†	1.02	†	3.59	†	1.07	†	3.54	†	21
Class B
2007	13.26	.410	(.133)	.277	.408	.019	.427	13.11	2.14	3,153	1.45		1.46		3.15		1.77		2.83		20
2008	13.11	.421	(.597)	(.176)	.410	.004	.414	12.52	(1.34)	2,255	1.45		1.46		3.30		1.79		2.97		46
2009	12.52	.421	1.007	1.428	.418	—	.418	13.53	11.55	2,217	1.72		1.72		3.20		1.79		3.13		71
2010	13.53	.428	(.422)	.006	.423	.013	.436	13.10	(.04)	1,212	1.73		1.73		3.10		1.78		3.05		18
2011	13.10	.448	.888	1.336	.426	—	.426	14.01	10.37	518	1.72		1.72		3.19		1.77		3.14		21
2012(b)	14.01	.209	.234	.443	.213	—	.213	14.24	3.17	447	1.72	†	1.72	†	2.89	†	1.77	†	2.84	†	21
OHIO FUND
Class A
2007	$12.44	$.488	$ (.074)	$ .414	$.492	$.062	$.554	$12.30	3.42%	$21,613.75%			.77%		3.97%		1.08%		3.64%		59%
2008	12.30	.492	(.483)	.009	.487	.022	.509	11.80	.11	22,189.75			.76		4.10		1.10		3.76		46
2009	11.80	.483	.719	1.202	.484	.048	.532	12.47	10.33	22,635	1.03		1.03		3.93		1.10		3.86		42
2010	12.47	.484	(.369)	.115	.488	.017	.505	12.08	.84	23,079	1.04		1.04		3.85		1.09		3.80		30
2011	12.08	.486	.599	1.085	.485	—	.485	12.68	9.18	23,155	1.04		1.04		3.95		1.09		3.90		35
2012(b)	12.68	.234	.253	.487	.237	—	.237	12.93	3.85	23,818	1.04	†	1.04	†	3.64	†	1.09	†	3.59	†	18
Class B
2007	12.45	.404	(.076)	.328	.406	.062	.468	12.31	2.69	2,123	1.45		1.47		3.27		1.78		2.94		59
2008	12.31	.411	(.487)	(.076)	.402	.022	.424	11.81	(.60)	1,565	1.45		1.46		3.40		1.80		3.06		46
2009	11.81	.402	.717	1.119	.401	.048	.449	12.48	9.58	1,106	1.73		1.73		3.23		1.80		3.16		42
2010	12.48	.406	(.374)	.032	.405	.017	.422	12.09	.18	566	1.74		1.74		3.15		1.79		3.10		30
2011	12.09	.422	.570	.992	.402	—	.402	12.68	8.36	245	1.74		1.74		3.25		1.79		3.20		35
2012(b)	12.68	.193	.253	.446	.196	—	.196	12.93	3.52	221	1.74	†	1.74	†	2.94	†	1.79	†	2.89	†	18
OREGON FUND
Class A
2007	$13.00	$.468	$ (.135)	$ .333	$.473	$ —	$.473	$12.86	2.63%	$34,257.90%			.91%		3.65%		1.08%		3.47%		29%
2008	12.86	.474	(.635)	(.161)	.469	—	.469	12.23	(1.26)	35,975.90			.91		3.79		1.09		3.61		44
2009	12.23	.482	1.079	1.561	.481	—	.481	13.31	12.91	39,182	1.01		1.01		3.71		1.08		3.64		35
2010	13.31	.485	(.397)	.088	.487	.021	.508	12.89	.58	42,724	1.02		1.02		3.61		1.07		3.56		16
2011	12.89	.483	.935	1.418	.488	—	.488	13.82	11.24	46,952	1.01		1.01		3.65		1.06		3.60		26
2012(b)	13.82	.231	.320	.551	.231	—	.231	14.14	4.00	51,339	1.01	†	1.01	†	3.30	†	1.06	†	3.25	†	8
Class B
2007	12.97	.376	(.135)	.241	.381	—	.381	12.83	1.90	1,839	1.60		1.61		2.95		1.78		2.77		29
2008	12.83	.386	(.629)	(.243)	.377	—	.377	12.21	(1.91)	1,668	1.60		1.61		3.09		1.79		2.91		44
2009	12.21	.392	1.076	1.468	.388	—	.388	13.29	12.14	1,413	1.71		1.71		3.01		1.78		2.94		35
2010	13.29	.393	(.397)	(.004)	.395	.021	.416	12.87	(.11)	967	1.72		1.72		2.91		1.77		2.86		16
2011	12.87	.392	.924	1.316	.396	—	.396	13.79	10.39	633	1.71		1.71		2.95		1.76		2.90		26
2012(b)	13.79	.182	.331	.513	.183	—	.183	14.12	3.73	563	1.71	†	1.71	†	2.60	†	1.76	†	2.55	†	8

96	97

Financial Highlights (continued)
FIRST INVESTORS TAX EXEMPT FUNDS

		P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions												Ratio to Average Net
		Investment Operations			from						Ratio to Average Net						Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Assets**						Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Expenses		Net				Net		Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income	Investments	Operations	Income	Gain	Distributions	Period	Return *	(in thousands)	Credits		Credits	(a)	Income		Expenses		Income		Rate
PENNSYLVANIA FUND
Class A
2007	$12.86	$.496	$(.114)	$ .382	$.495	$.027	$.522	$12.72	3.05%	$39,830.90%			.91%		3.91%		1.06%		3.75%		40%
2008	r12.72	.502	(.476)	.026	.495	.011	.506	12.24	.25	36,747.90			.90		4.04		1.08		3.86		55
2009	12.24	.525	.743	1.268	.518	—	.518	12.99	10.50	41,046	1.00		1.00		4.11		1.07		4.04		56
2010	12.99	.533	(.364)	.169	.531	.068	.599	12.56	1.24	38,601	1.01		1.01		4.07		1.06		4.02		46
2011	12.56	.534	.772	1.306	.536	—	.536	13.33	10.64	37,602	1.01		1.01		4.14		1.06		4.09		34
2012(b)	13.33	.255	.253	.508	.268	—	.268	13.57	3.82	38,509	1.02	†	1.02	†	3.78	†	1.07	†	3.73	†	17
Class B
2007	12.87	.414	(.122)	.292	.405	.027	.432	12.73	2.33	2,315	1.60		1.61		3.21		1.76		3.05		40
2008	12.73	.420	(.481)	(.061)	.408	.011	.419	12.25	(.45)	1,968	1.60		1.60		3.34		1.78		3.16		55
2009	12.25	.465	.706	1.171	.431	—	.431	12.99	9.67	1,413	1.70		1.70		3.41		1.77		3.34		56
2010	12.99	.479	(.398)	.081	.443	.068	.511	12.56	.56	961	1.71		1.71		3.37		1.76		3.32		46
2011	12.56	.536	.673	1.209	.449	—	.449	13.32	9.81	580	1.71		1.71		3.44		1.76		3.39		34
2012(b)	13.32	.255	.219	.474	.224	—	.224	13.57	3.57	482	1.72	†	1.72	†	3.08	†	1.77	†	3.03	†	17
VIRGINIA FUND
Class A
2007	$12.97	$.483	$(.151)	$ .332	$.488	$.054	$.542	$12.76	2.62%	$32,637.90%			.91%		3.77%		1.08%		3.59%		40%
2008	12.76	.482	(.575)	(.093)	.475	.002	.477	12.19	(.72)	29,464.90			.91		3.87		1.09		3.69		53
2009	12.19	.482	.770	1.252	.482	—	.482	12.96	10.42	33,321	1.02		1.02		3.80		1.09		3.73		25
2010	12.96	.496	(.327)	.169	.489	—	.489	12.64	1.25	34,516	1.02		1.02		3.81		1.07		3.76		24
2011	12.64	.493	.759	1.252	.492	—	.492	13.40	10.11	36,247	1.01		1.01		3.80		1.06		3.75		34
2012(b)	13.40	.234	.152	.386	.246	—	.246	13.54	2.89	39,551	1.02	†	1.02	†	3.47	†	1.07	†	3.42	†	6
Class B
2007	12.94	.393	(.154)	.239	.395	.054	.449	12.73	1.89	1,488	1.60		1.61		3.07		1.78		2.89		40
2008	12.73	.394	(.569)	(.175)	.383	.002	.385	12.17	(1.37)	1,386	1.60		1.61		3.17		1.79		2.99		53
2009	12.17	.395	.758	1.153	.393	—	.393	12.93	9.59	1,176	1.72		1.72		3.10		1.79		3.03		25
2010	12.93	.419	(.342)	.077	.397	—	.397	12.61	.54	541	1.72		1.72		3.11		1.77		3.06		24
2011	12.61	.414	.746	1.160	.400	—	.400	13.37	9.35	417	1.71		1.71		3.10		1.76		3.05		34
2012(b)	13.37	.191	.149	.340	.200	—	.200	13.51	2.54	380	1.72	†	1.72	†	2.77	†	1.77	†	2.72	†	6

*	Calculated without sales charges
**	Net of expenses waived or assumed by the investment adviser (Note 5)
†	Annualized.
(a)	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1E).
(b)	For the period January 1, 2012 to June 30, 2012.
(c)	The expense ratios of Tax Exempt Fund includes interest expense as follows:

Year Ended December 31, 2007	0.08%

98	See notes to financial statements	99

Report of Independent Registered Public
Accounting Firm

To the Shareholders and Board of Trustees of
First Investors Tax Exempt Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Tax Exempt Fund, Tax Exempt Fund II, and the twelve Funds comprising the Single State Tax Exempt Funds, as of June 30, 2012, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have nor were we engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2012, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax Exempt Fund, Tax Exempt Fund II, and the twelve Funds comprising the Single State Tax Exempt Funds, as of June 30, 2012, and the results of their operations, changes in their net assets, and their financial highlights for periods presented, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
August 24, 2012

100

Board Consideration of Advisory Contracts and Fees
(unaudited)
FIRST INVESTORS TAX EXEMPT FUNDS

The First Investors Tax Exempt Funds’ (the “Trust”) investment advisory agreements with the Trust’s investment adviser, on behalf of each of the Trust’s funds, must be approved for an initial term no greater than two years and renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each fund and (ii) by the vote of a majority of the Trustees who are not parties to the advisory agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called specifically for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has four regularly scheduled and two informal meetings each year and takes into account throughout the year matters bearing on the approval of the advisory agreement. The Board and its standing committees also consider at each meeting factors that are relevant to the annual renewal of each fund’s advisory agreement, including the services and support provided to each fund and its shareholders.

On April 19, 2012 (the “April Meeting”), the Independent Trustees met in person with First Investors Management Company, Inc. (“FIMCO”), the Trust’s investment adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) and others to give preliminary consideration to information bearing on the continuation of the advisory agreement. The primary purpose of the April Meeting was to ensure that the Independent Trustees had ample opportunity to consider matters they deemed relevant in considering the continuation of the advisory agreement, and to request any additional information they considered reasonably necessary to their deliberations. The Independent Trustees also met in executive session with Independent Legal Counsel to consider the continuation of the advisory agreement outside the presence of management. As part of the April Meeting, the Independent Trustees asked FIMCO to respond to certain additional questions prior to the contract approval meeting of the Board to be held on May 17, 2012 (the “May Meeting”).

At the May Meeting, the Board, including a majority of the Independent Trustees, approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between FIMCO and each of the following funds (each a “Fund” and collectively the “Funds”): Tax Exempt Fund, Tax Exempt Fund II, California Tax Exempt Fund, Connecticut Tax Exempt Fund, Massachusetts Tax Exempt Fund, Michigan Tax Exempt Fund, Minnesota Tax Exempt Fund, New Jersey Tax Exempt Fund, New York Tax Exempt Fund, North Carolina Tax Exempt Fund, Ohio Tax Exempt Fund, Oregon Tax Exempt Fund, Pennsylvania Tax Exempt Fund and Virginia Tax Exempt Fund. The state specific funds are referred to herein by their names or collectively as the “State Tax Exempt Funds”.

101

Board Consideration of Advisory Contracts and Fees (continued)
(unaudited)
FIRST INVESTORS TAX EXEMPT FUNDS

In reaching its decisions, the Board considered information furnished and discussed throughout the year at regularly scheduled Board and Committee meetings as well as information provided specifically in relation to the renewal of the Advisory Agreement for the April Meeting and May Meeting. Information furnished at Board and/or Committee meetings throughout the year included FIMCO’s analysis of each Fund’s investment performance, presentations given by FIMCO’s Director of Fixed Income (who serves as the portfolio manager for each of the Funds) and various reports on compliance and other services provided by FIMCO and its affiliates. In preparation for the April Meeting and/or May Meeting, the Independent Trustees requested and received information compiled by Lipper, Inc. (“Lipper”), an independent provider of investment company data, that included, among other things: (1) the investment performance over various time periods and the fees and expenses of each Fund as compared to a comparable group of funds as determined by Lipper (“Peer Group”); and (2) comparative information on each Fund’s volatility versus total return. Additionally, in response to specific requests from the Independent Trustees in connection with the April Meeting and/or May Meeting, FIMCO furnished, and the Board considered, information concerning various aspects of its operations, including: (1) the nature, extent and quality of services provided by FIMCO and its affiliates to the Funds, including investment advisory and administrative services to the Funds; (2) the actual management fees paid by each Fund to FIMCO; (3) the costs of providing services to each Fund and the profitability of FIMCO and its affiliate, Administrative Data Management Corp. (“ADM”), the Funds’ affiliated transfer agent, from the relationship with each Fund; and (4) any “fall out” or ancillary benefits accruing to FIMCO or its affiliates as a result of the relationship with each Fund. FIMCO also provided, and the Board considered, an analysis of the overall profitability of the First Investors mutual fund business that included various entities affiliated with FIMCO as well as comparative profitability information based on analysis performed by FIMCO of the financial statements of certain publicly-traded mutual fund asset managers and information on FIMCO’s plans to grow the assets of the Funds over the next five years. In addition to evaluating, among other things, the written information provided by FIMCO, the Board also evaluated the answers to questions posed by the Board to representatives of FIMCO.

In considering the information and materials described above, the Independent Trustees took into account management style, investment strategies and prevailing market conditions. Moreover, the Independent Trustees received assistance from and met separately with Independent Legal Counsel during both the April Meeting and May Meeting and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory

102

agreements. Although the Advisory Agreement for all of the Funds was considered at the same Board meeting, the Independent Trustees addressed each Fund separately during the April Meeting and May Meeting.

Based on all of the information presented, the Board, including a majority of its Independent Trustees, determined on a Fund-by-Fund basis that the fees charged under the Advisory Agreement are reasonable in relation to the services that are provided under the Agreement. The Board did not identify any single factor as being of paramount importance in reaching its conclusions and determinations with respect to the continuance of the Advisory Agreement for each Fund. Although not meant to be all-inclusive, the following describes some of the factors that were considered by the Board in deciding to approve the continuance of the Advisory Agreement for each Fund.

Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services provided by FIMCO, the Board recognized that FIMCO is dedicated to providing investment management services exclusively to the Funds and the other funds in the First Investors fund complex and that, unlike many other mutual fund managers, FIMCO is not in the business of providing management services to hedge funds, pension funds or private accounts. As a result, the Board considered that FIMCO’s personnel devote substantially all of their time to serving the funds in the First Investors fund complex.

The Board also recognized that it is the philosophy of FIMCO and its affiliates to provide personal service to the shareholders of the Funds, that FIMCO and its affiliates strive to service the needs of a shareholder base that includes many investors who are less affluent and that the average account size of many of the First Investors funds is small by comparison to the industry average account size. The Board also considered management’s explanation regarding the significant costs involved in providing the level of personal service that the First Investors fund complex seeks to deliver to its shareholders.

The Board noted that FIMCO has undertaken extensive responsibilities as manager of the Funds, including: (1) the provision of investment advice to the Funds; (2) implementing policies and procedures designed to ensure compliance with each Fund’s investment objectives and policies; (3) the review of brokerage arrangements; (4) oversight of general portfolio compliance with applicable laws; (5) the provision of certain administrative services to the Funds, including fund accounting; and (6) the implementation of Board directives as they relate to the Funds. The Board noted that FIMCO provides not only advisory services but historically has provided

103

Board Consideration of Advisory Contracts and Fees (continued)
(unaudited)
FIRST INVESTORS TAX EXEMPT FUNDS

certain administrative personnel and services that many other advisers do not provide without imposition of separate fees. The Board also noted the steps that FIMCO has taken to encourage strong performance, including providing significant incentives to portfolio managers based on Fund performance. In addition, the Board considered information regarding the overall financial strength of FIMCO and its affiliates and the resources and staffing in place with respect to the services provided to the Funds.

The Board also considered the nature, extent and quality of the services provided to the Funds by FIMCO’s affiliates, including transfer agency and distribution services. The Board took into account the fact that ADM is dedicated to providing transfer agency services exclusively to the Funds and the other funds in the First Investors fund complex. As a result, ADM can tailor its processes and services to satisfy the needs of the Funds’ shareholder base. The Board noted that the Funds’ shares are distributed primarily through First Investors Corporation (“FIC”), which is an affiliate of FIMCO.

Based on the information considered, the Board concluded that the nature, extent and quality of the services provided to each Fund by FIMCO were appropriate and consistent with the terms of the Advisory Agreement and supported approval of the Advisory Agreement.

Investment Performance

The Board placed significant emphasis on the investment performance of each of the Funds. While consideration was given to performance reports and discussions held at prior Board or Committee meetings, as applicable, particular attention was given to the performance information compiled by Lipper. In particular, the Board reviewed the performance of the Funds over the most recent calendar year (“1-year period”) and the annualized performance over the most recent three calendar year period (“3-year period”) and five calendar year period (“5-year period”). In addition, the Board considered the performance information provided by FIMCO for each Fund through April 30, 2012 (the “year-to-date period”). The Board also reviewed the annual yield of each Fund for each of the past five calendar years. With regard to the performance and yield information, the Board considered the performance and yield of each Fund on a percentile and quintile basis as compared to its Peer Group. For purposes of the data provided, the first quintile is defined as 20% of the funds in the applicable Peer Group with the highest performance or yield, as applicable, and the fifth quintile is defined as 20% of the funds in the applicable Peer Group with the lowest performance or yield.

104

On a Fund-by-Fund basis, the performance reports indicated, and the Board noted, that each Fund fell within one of the top three quintiles for at least one of the performance periods provided by Lipper. The Board also noted that the yield for each Fund except the Tax Exempt Fund II fell within one of the top three quintiles for each of the past five calendar years and the yield for Tax Exempt Fund II fell within one of the top three quintiles in three of the past five calendar years. The Board also considered management explanation that yield is a significant consideration for investors in tax exempt funds. Moreover, the Board considered the volatility versus total return data provided by Lipper as well as FIMCO’s representation that it believes that the Funds use a more conservative investment style than many of their peers.

Based on the information considered, the Board concluded that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address underperformance.

Fund Expenses, Costs of Services, Economies of Scale and Related Benefits

Management Fees and Expenses. The Board also gave substantial consideration to the fees payable under each Fund’s Advisory Agreement.

The Board reviewed the information compiled by Lipper comparing each Fund’s contractual management fee rate (at common asset levels) and actual management fee rate (which included the effect of any fee waivers) as a percentage of average net assets to other funds in its Peer Group. In this regard, the Board considered the contractual and actual management fees of each Fund on a quintile basis as compared to its Peer Group and noted the relative position of each Fund within the Peer Group. With regard to all of the Funds, the Board noted that there were only a limited number of funds in each Fund’s Lipper Peer Group, thereby making comparisons of limited value. The Board also considered that FIMCO provides not only advisory services but also certain administrative personnel to the Funds under each Fund’s Advisory Agreement and that many other advisers do not provide such administrative personnel under their advisory agreements and that FIMCO also provides certain administrative services without the imposition of a separate fee. The Board also considered that FIMCO informed the Board that it intends to extend, on a voluntary basis, the existing management fee caps for all of the Funds until May 31, 2013.

The Board also reviewed the information compiled by Lipper comparing each Fund’s Class A share total expense ratio, taking into account FIMCO’s current expense waivers (as applicable), and the ratio of the sum of actual management and other non-management fees (i.e., fees other than management, transfer agency and 12b-1/non-12b-1 fees) to other funds in its Peer Group, including on a quintile basis

105

Board Consideration of Advisory Contracts and Fees (continued)
(unaudited)
FIRST INVESTORS TAX EXEMPT FUNDS

for the Tax Exempt Fund and Tax Exempt Fund II and against the median of the Peer Group for the State Tax Exempt Funds. In considering the level of the total expense ratio and the ratio of the sum of actual management and other non-management fees, the Board took into account management’s explanation that: (i) there are significant costs involved in providing the level of personal service that the First Investors fund complex seeks to deliver to its shareholders; and (ii) Lipper expense comparisons do not take into account the size of the fund complex, and as a result, in most cases, the First Investors funds are compared to funds in complexes that are much larger than First Investors. The Board also noted that Lipper’s customized expense groups tend to be fairly small in number and the funds included in the Peer Group generally change from year to year, thereby introducing an element of randomness that affects comparative results each year. While recognizing the limitations inherent in Lipper’s methodology, the Board believed that the data provided by Lipper was a generally appropriate measure of comparative expenses.

The foregoing comparisons assisted the Trustees by providing them with a basis for evaluating each Fund’s management fee and expense ratio on a relative basis.

Profitability. The Board reviewed the materials it received from FIMCO regarding its revenues and costs in providing investment management and certain administrative services to the Funds. In particular, the Board considered the analysis of FIMCO’s profitability with respect to each Fund, calculated for the year ended December 31, 2011, as well as overall profitability information relating to the past five calendar years. The Board also considered the information provided by FIMCO comparing the profitability of certain publicly-traded mutual fund asset managers as analyzed by FIMCO based on publicly available financial statements. In reviewing the profitability information, the Board also considered the “fall-out” or ancillary benefits that may accrue to FIMCO and its affiliates as a result of their relationship with the Funds, which are discussed below. The Board acknowledged that, as a business matter, FIMCO was entitled to earn reasonable profits for its services to the Funds.

Economies of Scale. With respect to whether economies of scale are realized by FIMCO as a Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fee rates charged, the Board considered that the Advisory Agreement fee schedule for each Fund includes breakpoints to account for management economies of scale.

106

“Fall Out” or Ancillary Benefits. The Board considered the “fall-out” or ancillary benefits that may accrue to FIMCO as a result of its relationship with the Funds. In that regard, the Board considered the profits earned or losses incurred by ADM and the income received by FIC as a result of FIMCO’s management of the First Investors funds.

* * *

In summary, based on all relevant information and factors, none of which was individually determinative of the outcome, the Board, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement.

107

FIRST INVESTORS TAX EXEMPT FUNDS

Trustees*

Charles R. Barton, III

Stefan L. Geiringer

Robert M. Grohol

Christopher H. Pinkerton

Arthur M. Scutro, Jr.

Mark R. Ward

Officers*

Christopher H. Pinkerton
President

Marc S. Milgram
Chief Compliance Officer

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Mary C. Carty
Secretary

Carol Lerner Brown
Assistant Secretary

* Effective August 11, 2012, Mr. Derek Burke became President of the Funds and Mr. William M. Lipkus became Vice President of the Funds. Mr. Christopher H. Pinkerton resigned as President and from the Board of Trustees effective August 11, 2012.

108

FIRST INVESTORS TAX EXEMPT FUNDS

Shareholder Information

Investment Adviser
First Investors Management
Company, Inc.
110 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
110 Wall Street
New York, NY 10005

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent
Administrative Data Management Corp.
Raritan Plaza I – 8th Floor
Edison, NJ 08837-3620

Independent Registered Public
Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street
Philadelphia, PA 19103

Legal Counsel
K&L Gates LLP
1601 K Street, N.W.
Washington, DC 20006

109

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available, without charge, upon request by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission’s (“SEC”) internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 1-800-423-4026 and on the SEC’s internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q, for the first and third quarters of each fiscal year. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov; and may also be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The schedule of portfolio holdings is also available, without charge, upon request in writing or by calling 1-800-423-4026.

110

NOTES

111

NOTES

112

NOTES

113

First Investors
110 Wall Street
New York, NY 10005

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TESAR

Item 2.	Code of Ethics

Not applicable

Item 3.	Audit Committee Financial Expert

Not applicable

Item 4.	Principal Accountant Fees and Services

Not applicable

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Schedule of Investments

Schedule is included as part of the report to shareholders filed under Item 1 of this
Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management
Investment Companies and Affiliated Purchasers

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11.	Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits

(a)(1)	Code of Ethics - Not applicable

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds

By	/S/	DEREK BURKE
Derek Burke
President

Date:	September 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the
Registrant and in the capacities and on the dates indicated.

By	/S/	DEREK BURKE
Derek Burke
President

By	/S/	JOSEPH I. BENEDEK
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	September 5, 2012